                                                        Registration No. 2-29240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                     / /

                         Pre-Effective Amendment No.             / /

                      Post-Effective Amendment No. 59            /X/
                                       --

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                 / /

                             Amendment No. 25                    /X/

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

         720 East Wisconsin Avenue, Milwaukee, Wisconsin                53202
--------------------------------------------------------------------------------
      (Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                 ------------------------------
     JOHN M. BREMER, Executive Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

     immediately upon filing pursuant to paragraph (b) of Rule 485
----
 X   on March 31, 2000 pursuant to paragraph (b) of Rule 485
----
     60 days after filing pursuant to paragraph (a)(1) of Rule 485
----
     on (DATE) pursuant to paragraph (a)(1) of Rule 485
----
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
----

                         NML VARIABLE ANNUITY ACCOUNT B


                              CROSS-REFERENCE SHEET

N-4, Part A                                                   Heading in
Item                                                          Prospectus
----                                                          ----------
      1  .....................................................Cover Page
      2  .....................................................Index of Special Terms
      3  .....................................................Expense Table
      4  .....................................................Accumulation Unit Values, Performance Data, Financial Statements
      5  .....................................................The Company, NML Variable Annuity Account B, The Funds, Voting Rights
      6  .....................................................Deductions, Distribution of the Contracts
      7  .....................................................The Contracts, Owners of the Contracts, Application of Purchase
                                                              Payments, Transfers Between Divisions and Payment Plans, Substitution
                                                              and Change
      8  .....................................................Variable Payment Plans, Description of Payment Plans, Amount of
                                                              Annuity Payments, Maturity Benefit, Assumed Investment Rate,
                                                              Transfers Between Divisions and Payment Plans
      9  .....................................................Death Benefit
      10 .....................................................Amount and Frequency, Application of Purchase Payments, Net
                                                              Investment Factor, Distribution of the Contracts
      11 .....................................................Withdrawal Amount, Deferment of Benefit Payments, Right to Examine
                                                              Contract
      12 .....................................................Federal Income Taxes
      13 .....................................................Not Applicable
      14 .....................................................Table of Contents for Statement of Additional Information


N-4, Part B                                                   Heading in Statement
Item                                                          of Additional Information
----                                                          -------------------------
      15 .....................................................Cover Page
      16 .....................................................Table of Contents
      17 .....................................................Not Applicable
      18 .....................................................Experts
      19 .....................................................Not Applicable
      20 .....................................................Distribution of the Contracts
      21 .....................................................Performance Data
      22 .....................................................Determination of Annuity Payments
      23 .....................................................Financial Statements

PROSPECTUS

March 31, 2000

[NORTHWESTERN MUTUAL LIFE LOGO]

          The Quiet Company(R)


     NML VARIABLE ANNUITY ACCOUNT B

                              Nontax - Qualified Annuities
                              Individual Retirement Annuities
                              Roth IRAs
                              Simplified Employee Pension Plan IRAs
                              SIMPLE IRAs
                              Tax Deferred Annuities
                              457 Deferred Compensation Plan Annuities
                              Non-Transferable Annuities









                                     (PHOTO)













Northwestern Mutual Series Fund, Inc.
and Russell Insurance Funds

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

[NORTHWESTERN MUTUAL LIFE LOGO]

                                                                  March 31, 2000

PROFILE OF THE VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of sixteen investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The sixteen investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the sixteen investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the sixteen investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.


3. PURCHASE We offer Front Load and Back Load Contracts, as briefly described in
Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. For Back Load Contracts we issue in nontax-qualified situations the minimum initial purchase payment is $5,000. Your Northwestern Mutual agent will help you complete a Contract application form.


4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds.

Northwestern Mutual Series Fund, Inc.
     1.  Small Cap Growth Stock Portfolio
     2.  Aggressive Growth Stock Portfolio
     3.  International Equity Portfolio
     4.  Index 400 Stock Portfolio
     5.  Growth Stock Portfolio
     6.  Growth and Income Stock Portfolio
     7.  Index 500 Stock Portfolio
     8.  Balanced Portfolio
     9.  High Yield Bond Portfolio
     10. Select Bond Portfolio
     11. Money Market Portfolio
Russell Insurance Funds
     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund

You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).


5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your




                                  PROFILE - i

[NORTHWESTERN MUTUAL LIFE LOGO]

purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more.


We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 1999 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.

For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.


                                                         EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT                      ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                                              EXAMPLES: *
                                                                                              Total Annual Charges At End
                                                                                              of
                                                                    Total          Total
Portfolio                                                           Annual        Annual
                                             Total Annual         Portfolio       Expenses*   1 Year       10 Years
                                          Insurance Charges*       Charges
--------------------------------------- ------------------------ ------------- -------------- ------------ -----------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                  0.52% (0.50% +0.02%)       1.00%         1.52%          $60          $236
  Aggressive Growth Stock                 0.52% (0.50% +0.02%)       0.51%         1.03%          $55          $181
  International Equity                    0.52% (0.50% +0.02%)       0.74%         1.26%          $57          $206
  Index 400 Stock                         0.52% (0.50% +0.02%)       0.35%         0.87%          $53          $174
  Growth Stock                            0.52% (0.50% +0.02%)       0.43%         0.95%          $54          $172
  Growth and Income Stock                 0.52% (0.50% +0.02%)       0.57%         1.09%          $56          $187
  Index 500 Stock                         0.52% (0.50% +0.02%)       0.20%         0.72%          $52          $146
  Balanced                                0.52% (0.50% +0.02%)       0.30%         0.82%          $53          $158
  High Yield Bond                         0.52% (0.50% +0.02%)       0.50%         1.02%          $55          $180
  Select Bond                             0.52% (0.50% +0.02%)       0.30%         0.82%          $53          $158
  Money Market                            0.52% (0.50% +0.02%)       0.30%         0.82%          $53          $158
Russell Insurance Funds
  Multi-Style Equity                      0.52% (0.50% +0.02%)       0.92%         1.44%          $59          $228
  Aggressive Equity                       0.52% (0.50% +0.02%)       1.25%         1.77%          $62          $267
  Non-U.S.                                0.52% (0.50% +0.02%)       1.30%         1.82%          $63          $282
  Real Estate Securities                  0.52% (0.50% +0.02%)       1.15%         1.67%          $61          $248
  Core Bond                               0.52% (0.50% +0.02%)       0.80%         1.32%          $58          $218
--------------------------------------- ------------------------ ------------- -------------- ------------ -----------------



*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 0.50% PLUS 0.02% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.02%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.


NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.


                                  PROFILE - ii

[NORTHWESTERN MUTUAL LIFE LOGO]


----------------------------------------------------------------------------------------------------------------------------

BACK LOAD CONTRACT                       ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                    Total
Portfolio                                                           Annual         Total      EXAMPLES: **
                                             Total Annual         Portfolio       Annual      Total Annual Charges At End
                                          Insurance Charges**      Charges       Expenses**   of
                                                                                              1 Year         10 Years
--------------------------------------- ------------------------ ------------- -------------- ------------- ----------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                1.39% (1.25% + 0.14%)        1.00%         2.39%           $84           $290
  Aggressive Growth Stock               1.39% (1.25% + 0.14%)        0.51%         1.90%           $79           $237
  International Equity                  1.39% (1.25% + 0.14%)        0.74%         2.13%           $82           $261
  Index 400 Stock                       1.39% (1.25% + 0.14%)        0.35%         1.74%           $78           $231
  Growth Stock                          1.39% (1.25% + 0.14%)        0.43%         1.82%           $79           $229
  Growth and Income Stock               1.39% (1.25% + 0.14%)        0.57%         1.96%           $80           $244
  Index 500 Stock                       1.39% (1.25% + 0.14%)        0.20%         1.59%           $76           $205
  Balanced                              1.39% (1.25% + 0.14%)        0.30%         1.69%           $77           $215
  High Yield Bond                       1.39% (1.25% + 0.14%)        0.50%         1.89%           $79           $236
  Select Bond                           1.39% (1.25% + 0.14%)        0.30%         1.69%           $77           $215
  Money Market                          1.39% (1.25% + 0.14%)        0.30%         1.69%           $77           $215
Russell Insurance Funds
  Multi-Style Equity                    1.39% (1.25% + 0.14%)        0.92%         2.31%           $83           $283
  Aggressive Equity                     1.39% (1.25% + 0.14%)        1.25%         2.64%           $87           $319
  Non-U.S.                              1.39% (1.25% + 0.14%)        1.30%         2.69%           $87           $334
  Real Estate Securities                1.39% (1.25% + 0.14%)        1.15%         2.54%           $86           $302
  Core Bond                             1.39% (1.25% + 0.14%)        0.80%         2.19%           $82           $273
--------------------------------------- ------------------------ ------------- -------------- ------------- ----------------



**TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 1.25% PLUS 0.14% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.14%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 1.50%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.


6. TAXES The Contracts may be issued as an individual retirement annuity (IRA), simplified employee pension (SEP), SIMPLE IRA, Roth IRA, tax deferred annuity
(TDA), Section 457 deferred compensation plan, nontransferable annuity or nontax-qualified annuity. The Contracts will be subject to certain contribution limits and/or other requirements depending on their tax classification. With the exception of Roth IRAs and nontax-qualified annuities, purchase payments are excluded from income. In all cases, earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity
(IRA), tax deferred annuity (TDA) or in other situations where purchase payments are excluded from income, the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out. Withdrawals are restricted for tax deferred annuities in some situations.


8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. Performance is not shown for the portfolios that have not been in operation for one calendar year. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.02% for the Front Load Contract and 0.14% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.



                                 PROFILE - iii

[NORTHWESTERN MUTUAL LIFE LOGO]



                                                        PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
FRONT LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     1999     1998      1997      1996     1995      1994      1993     1992      1991      1990
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Aggressive Growth Stock     43.09     7.00     13.27     17.08   38.57       4.86     18.49    5.39      55.19      NA
  International Equity        22.26     4.27     11.70     20.38   13.98      -0.62      NA       NA        NA        NA
  Growth Stock                21.86    26.04     29.18     20.28   30.15       NA        NA       NA        NA        NA
  Growth and Income Stock      6.92    22.50     29.37     19.34   30.44       NA        NA       NA        NA        NA
  Index 500 Stock             20.33    28.06     32.51     22.11   36.54       0.67      9.20    6.70      28.89      NA
  Balanced                    10.66    18.26     20.89     12.86   25.74      -0.53      9.01    4.77      23.30     0.56
  High Yield Bond             -0.97    -2.35     15.25     19.15   16.17       NA        NA       NA        NA        NA
  Select Bond                 -1.54     6.52      8.90      2.77   18.48      -3.34      9.76    6.43      16.27     7.77
  Money Market                 4.56     4.88      4.93      4.74    5.28       3.52      2.32    2.80       5.14     7.47
----------------------------------------------------------------------------------------------------------------------------
BACK LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     1999     1998      1997      1996     1995      1994      1993     1992      1991      1990
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Aggressive Growth Stock     41.80     6.07     12.30     16.07    37.38     3.96      17.47    4.48      53.85      NA
  International Equity        21.21     3.38     10.73     19.34    13.00    -1.47       NA       NA        NA        NA
  Growth Stock                20.81    24.94     28.07     19.23    29.02      NA        NA       NA        NA        NA
  Growth and Income Stock      6.00    21.44     28.24     18.31    29.32      NA        NA       NA        NA        NA
  Index 500 Stock             19.24    26.95     31.37     21.05    35.37    -0.20       8.26    5.78      27.77      na
  Balanced                     9.67    17.24     19.84     11.88    24.65    -1.39       8.07    3.86      22.23    -0.35
  High Yield Bond             -1.83    -3.20     14.26     18.11    15.17      NA        NA       NA        NA        NA
  Select Bond                 -2.39     5.59      7.96      1.88    17.46    -4.17       8.81    5.51      15.27     6.83
  Money Market                 3.65     3.97      4.02      3.82     4.37     2.63       1.43    1.91       4.23     6.54
----------------------------------------------------------------------------------------------------------------------------


9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit will be adjusted, of course, for any purchase payments or withdrawals you have made. The death benefit may be paid as a lump sum, or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic checkbook withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

                                  PROFILE - iv

[NORTHWESTERN MUTUAL LIFE LOGO]

AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. For IRAs, Simplified Employee Pension Plans, SIMPLE IRA Plans, 403(b) Plans and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

NML EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

INTERNET. For information about Northwestern Mutual, visit us on our Website. Included are daily unit values, fund performance information and access to current values for Contracts you own.

                           WWW.NORTHWESTERNMUTUAL.COM

THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.

11. INQUIRIES If you need more information, please contact us at:


THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; 1-888-455-2232.



                                  PROFILE - v

P R O S P E C T U S
NML VARIABLE ANNUITY ACCOUNT B


This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").


We offer the Contracts for use in these situations:

- Individual Retirement Annuities (IRAs), including traditional IRAs, Simplified Employee Pensions (SEPs) and SIMPLE IRAs.

-    Roth IRAs.

-    Tax-Deferred Annuities (TDAs).

-    Section 457 deferred compensation plans.

- Non-transferable annuities issued in exchange for fixed-dollar annuities received or distributions of termination benefits from tax-qualified plans or trusts.

-    Other situations that do not qualify for special tax treatment.


We use NML Variable Annuity Account B (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eleven portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond, Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.


The Account has 16 Divisions that correspond to the 11 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.


We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 22.

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number (414) 271-1444. You will find the table of contents for the Statement of Additional Information following page 25 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus and the Statement of Additional Information is March 31, 2000.

CONTENTS FOR THIS PROSPECTUS


                                              PAGE
                                              ----
PROSPECTUS......................................1
   NML Variable Annuity Account B...............1
INDEX OF SPECIAL TERMS..........................3
EXPENSE TABLE...................................3
ACCUMULATION UNIT VALUES........................7
THE COMPANY....................................12
NML VARIABLE ANNUITY
   ACCOUNT B...................................12
THE FUNDS......................................13
THE CONTRACTS..................................13
    Purchase Payments Under the Contracts......13
      Amount and Frequency.....................13
      Application of Purchase Payments.........13
    Net Investment Factor......................14
    Benefits Provided Under the Contracts......14
      Withdrawal Amount........................14
      Death Benefit............................14
      Maturity Benefit.........................15
    Variable Payment Plans.....................15
      Description of Payment Plans.............15
      Amount of Annuity Payments...............15
      Assumed Investment Rate..................15
    Additional Information.....................16
      Transfers Between Divisions and
        Payment Plans..........................16
      Owners of the Contracts..................16
      Special Contract for Employers...........16
      Deferment of Benefit Payments............17
      Dividends................................17
      Voting Rights............................17
      Substitution and Change..................17
      Fixed Annuity Payment Plans..............17
      Performance Data.........................17
      Financial Statements.....................18
THE GUARANTEED INTEREST FUND...................18
FEDERAL INCOME TAXES...........................19
    Qualified and Nontax-Qualified Plans.......19
    Contribution Limitations and General
     Requirements Applicable to Contracts......19
      Traditional IRA..........................19
      SEP......................................19
      SIMPLE IRA...............................19
      Roth IRA.................................19
      Tax Deferred Annuity.....................19
      Section 457 Plan.........................20
      Nontransferable Annuity..................20
      Nontax-qualified Contract................20
    Taxation of Contract Benefits..............20
      IRAs, SEPs, SIMPLE IRAs, TDAs and
       Section 457 Plans and Nontransferable
       Annuities...............................20
      Roth IRAs................................20
      Nonqualified Contracts...................21
      Premature Withdrawals....................21
      Minimum Distribution Requirements........21
      Mandatory Withholding....................22
    Taxation of Northwestern Mutual............22
    Other Considerations.......................22
DEDUCTIONS.....................................22
      Sales Load...............................22
      Mortality Rate and Expense Risk Charges..22
      Contract Fee.............................23
      Withdrawal Charge........................23
      Enhanced Death Benefit Charge............24
      Premium Taxes............................24
      Expenses for the Portfolios and Funds....24
      Contracts Issued Prior
       to March 31, 2000.......................24
      Contracts Issued Prior
       to March 31, 1995.......................24
      Contracts Issued Prior to
       December 17, 1981.......................24
      Certain Nontax-Qualified Contracts.......24
      Dividends for Contracts Issued Prior to
        March 31, 2000.........................25
      Reduced Charges for Exchange
       Transactions............................25
DISTRIBUTION OF THE CONTRACTS..................25


        THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION
           APPEARS ON THE PAGE FOLLOWING PAGE 25 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS
The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                               PAGE    TERM                                             PAGE
----                                               ----    ----                                             ----
ACCUMULATION UNIT...................................13     ANNUITANT.........................................15
ANNUITY (or ANNUITY PAYMENTS).......................13     MATURITY DATE.....................................15
NET INVESTMENT FACTOR...............................14     OWNER.............................................16
PAYMENT PLANS.......................................15     WITHDRAWAL AMOUNT.................................14



EXPENSE TABLE

FRONT LOAD CONTRACT                                          ANNUAL EXPENSES OF THE ACCOUNT
                                                             ------------------------------
TRANSACTION EXPENSES FOR CONTRACTOWNERS                       (AS A PERCENTAGE OF ASSETS)
---------------------------------------                       ---------------------------
Maximum Sales Load (as a percentage                          Current Mortality and Expense Risk Fees*.......0.50%
of purchase payments)..........................4.5%          Maximum Mortality and Expense Risk
Withdrawal Charge..............................None             Fees*.......................................0.75%
                                                             Other Expenses.................................None
                                                             Total Current Separate Account Annual
                                                                Expenses*...................................0.50%
                                                             Total Maximum Separate Account Annual
                                                                Expenses*...................................0.75%
                                                             ANNUAL CONTRACT FEE
                                                             $30; waived if the Contract Value equals or exceeds
                                                             $25,000

BACK LOAD CONTRACT                                           ANNUAL EXPENSES OF THE ACCOUNT
                                                             ------------------------------
TRANSACTION EXPENSES FOR CONTRACTOWNERS                       (AS A PERCENTAGE OF ASSETS)
---------------------------------------                      ----------------------------
Sales Load (as a percentage of purchase                      Current Mortality and Expense Risk Fees*.......1.25%
payments)......................................None          Maximum Mortality and Expense Risk
Withdrawal Charge for Sales Expenses                            Fees*.......................................1.50%
(as a percentage of amounts paid)..............0%-6%         Other Expenses.................................None
                                                             Total Current Separate Account Annual
                                                                Expenses*...................................1.25%
                                                             Total Maximum Separate Account Annual
                                                                Expenses*...................................1.50%

                                                             ANNUAL CONTRACT FEE
                                                             $30; waived if the Contract Value equals or exceeds
                                                             $25,000



*WE GUARANTEE THE CURRENT MORTALITY AND EXPENSE RISK FEES FOR FIVE YEARS FROM THE DATE OF THIS PROSPECTUS. THEREAFTER, WE RESERVE THE RIGHT TO INCREASE THE MORTALITY AND EXPENSE RISK FEES TO A MAXIMUM ANNUAL RATE OF 0.75% FOR THE FRONT LOAD CONTRACT AND 1.50% FOR THE BACK LOAD CONTRACT.

ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS                                                 TOTAL ANNUAL
(AS A PERCENTAGE OF THE ASSETS)                           MANAGEMENT                          EXPENSES
                                                          FEES (AFTER         OTHER       (AFTER EXPENSE
                                                         FEE WAIVER)        EXPENSES       REIMBURSEMENT)
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock*                                   0.79%            0.21%            1.00%
   Aggressive Growth Stock                                   0.51%            0.00%            0.51%
   International Equity                                      0.67%            0.07%            0.74%
   Index 400 Stock*                                          0.25%            0.10%            0.35%
   Growth Stock                                              0.43%            0.00%            0.43%
   Growth and Income Stock                                   0.57%            0.00%            0.57%
   Index 500 Stock                                           0.20%            0.00%            0.20%
   Balanced                                                  0.30%            0.00%            0.30%
   High Yield Bond                                           0.49%            0.01%            0.50%
   Select Bond                                               0.30%            0.00%            0.30%
   Money Market                                              0.30%            0.00%            0.30%
Russell Insurance Funds*
   Multi-Style Equity                                        0.77%            0.15%            0.92%
   Aggressive Equity                                         0.86%            0.39%            1.25%
   Non-U.S.                                                  0.75%            0.55%            1.30%
   Real Estate Securities                                    0.85%            0.30%            1.15%
   Core Bond                                                 0.54%            0.26%            0.80%


EXAMPLE

FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:


                                              1 YEAR               3 YEARS              5 YEARS             10 YEARS
                                              ------               ------               -------             --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                       $60                 $ 91                 $125                 $236
   Aggressive Growth Stock                      $55                 $ 76                 $ 99                 $181
   International Equity                         $57                 $ 83                 $111                 $206
   Index 400 Stock                              $53                 $ 74                 $ 96                 $174
   Growth Stock                                 $54                 $ 74                 $ 95                 $172
   Growth and Income Stock                      $56                 $ 78                 $102                 $187
   Index 500 Stock                              $52                 $ 67                 $ 83                 $146
   Balanced                                     $53                 $ 70                 $ 88                 $158
   High Yield Bond                              $55                 $ 76                 $ 99                 $180
   Select Bond                                  $53                 $ 70                 $ 88                 $158
   Money Market                                 $53                 $ 70                 $ 88                 $158
Russell Insurance Funds
   Multi-Style Equity                           $59                 $ 89                 $122                 $228
   Aggressive Equity                            $62                 $100                 $140                 $267
   Non-U.S.                                     $63                 $104                 $147                 $282
   Real Estate Securities                       $61                 $ 95                 $132                 $248
   Core Bond                                    $58                 $ 86                 $117                 $218


NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.


--------
* For the Russell Insurance Funds (the "Fund"), the Small Cap Growth Stock Portfolio and the Index 400 Stock Portfolio (the "Portfolios"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's and Portfolios' total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund and Portfolios for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.34% for the Aggressive Equity Fund; 0.95% and 1.50% for the Non-U.S. Fund; 0.85% and 1.15% for the Real Estate Securities Fund; 0.60% and 0.86% for the Core Bond Fund; 0.79% and 1.03% for the Small Cap Growth Stock Portfolio; and 0.25% and 0.46% for the Index 400 Stock Portfolio.

EXAMPLE

BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender just prior to the end of each time period:


                                               1 YEAR             3 YEARS               5 YEARS              10 YEARS
                                               ------             ------                -------              --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                       $ 84                $135                 $169                  $290
   Aggressive Growth Stock                      $ 79                $120                 $143                  $237
   International Equity                         $ 82                $127                 $155                  $261
   Index 400 Stock                              $ 78                $117                 $139                  $231
   Growth Stock                                 $ 79                $117                 $139                  $229
   Growth and Income Stock                      $ 80                $122                 $146                  $244
   Index 500 Stock                              $ 76                $110                 $127                  $205
   Balanced                                     $ 77                $113                 $132                  $215
   High Yield Bond                              $ 79                $120                 $142                  $236
   Select Bond                                  $ 77                $113                 $132                  $215
   Money Market                                 $ 77                $113                 $132                  $215
Russell Insurance Funds
   Multi-Style Equity                           $ 83                $133                 $165                  $283
   Aggressive Equity                            $ 87                $144                 $184                  $319
   Non-U.S.                                     $ 87                $148                 $191                  $334
   Real Estate Securities                       $ 86                $139                 $175                  $302
   Core Bond                                    $ 82                $130                 $160                  $273



You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:


                                                 1 YEAR              3 YEARS             5 YEARS             10 YEARS
                                                 ------              -------             -------             --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                         $24                  $75                 $129                $290
   Aggressive Growth Stock                        $19                  $60                 $103                $237
   International Equity                           $22                  $67                 $115                $261
   Index 400 Stock                                $18                  $57                 $ 99                $231
   Growth Stock                                   $19                  $57                 $ 99                $229
   Growth and Income Stock                        $20                  $62                 $106                $244
   Index 500 Stock                                $16                  $50                 $ 87                $205
   Balanced                                       $17                  $53                 $ 92                $215
   High Yield Bond                                $19                  $60                 $102                $236
   Select Bond                                    $17                  $53                 $ 92                $215
   Money Market                                   $17                  $53                 $ 92                $215
Russell Insurance Funds
   Multi-Style Equity                             $23                  $73                 $125                $283
   Aggressive Equity                              $27                  $84                 $144                $319
   Non-U.S.                                       $27                  $88                 $151                $334
   Real Estate Securities                         $26                  $79                 $135                $302
   Core Bond                                      $22                  $70                 $120                $273



The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. There is no withdrawal charge when a variable payment plan is selected, but we may make a withdrawal charge in some circumstances when a fixed payment plan is selected. See "Withdrawal Charge", p. 23. The $30 annual Contract fee is reflected as .02% in the Front Load Contract and .14% in the Back Load Contract based on the annual contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 16 and "Deductions", p. 22, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 1999 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Funds' adviser has voluntarily agreed to make for the year 2000. These may be changed at any time without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure at the bottom of page 3. For additional information about expenses of the Portfolios and Funds, see the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds attached to this prospectus.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000



NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------
                                               FOR YEARS ENDED
                                                DECEMBER  31                                  FOR THE NINE
                                  --------------------------------------------------          MONTHS ENDED
                                      1999          1998          1997         1996          DEC. 31, 1995
                                  ----------     --------     ---------      -------         -------------
SMALL CAP GROWTH STOCK DIVISION
Front Load Version
 Beginning of Period*             $    1.000           --            --           --                    --
 End of Period                    $    1.856           --            --           --                    --
Back Load Version
 Beginning of Period*             $    1.000           --            --           --                    --
 End of Period                    $    1.846           --            --           --                    --
Number of Units
Outstanding, End of Period
 Front Load                        5,929,217           --            --           --                    --
 Back Load                         6,829,130           --            --           --                    --

AGGRESSIVE GROWTH STOCK DIVISION
Front Load Version
 Beginning of Period              $    1.859  $     1.735   $     1.530   $    1.305          $      1.000
 End of Period                    $    2.662  $     1.859   $     1.735   $    1.530          $      1.305
Back Load Version
 Beginning of Period              $    3.808  $     3.585   $     3.188   $    2.743          $      2.115
 End of Period                    $    5.428  $     3.808   $     3.585   $    3.188          $      2.743
Number of Units
Outstanding, End of Period
 Front Load                       38,181,332   38,301,039    30,869,455   19,593,516             5,338,263
 Back Load                        50,370,063   50,240,828    42,824,318   29,722,778             8,294,210

INTERNATIONAL EQUITY DIVISION
Front Load Version
 Beginning of Period              $    1.605  $     1.537   $     1.374   $    1.140         $       1.000
 End of Period                    $    1.964  $     1.605   $     1.537   $    1.374         $       1.140
Back Load Version
 Beginning of Period              $    1.893  $     1.829   $     1.649   $    1.380         $       1.218
 End of Period                    $    2.298  $     1.893   $     1.829   $    1.649         $       1.380
Number of Units
Outstanding, End of Period
 Front Load                       32,350,775   30,705,368    24,895,817   12,485,204             2,784,309
 Back Load                        59,168,433   58,015,141    49,418,651   27,579,179             7,214,357

INDEX 400 STOCK DIVISION
Front Load Version
 Beginning of Period*             $    1.000           --            --           --                    --
 End of Period                    $    1.125           --            --           --                    --
Back Load Version
 Beginning of Period*             $    1.000           --            --           --                    --
 End of Period                    $    1.119           --            --           --                    --
Number of Units
Outstanding, End of Period
 Front Load                        6,253,334           --            --           --                    --
 Back Load                         7,576,930           --            --           --                    --

GROWTH STOCK DIVISION
Front Load Version
 Beginning of Period              $     2.375 $     1.883   $     1.456   $    1.209         $       1.000
 End of Period                    $     2.898 $     2.375   $     1.883   $    1.456         $       1.209
Back Load Version
 Beginning of Period              $     2.491 $     1.991   $     1.552   $    1.300         $       1.082
 End of Period                    $     3.013 $     2.491   $     1.991   $    1.552         $       1.300
Number of Units
Outstanding, End of Period
 Front Load                        29,613,096  20,435,890    12,915,731    6,777,198             1,715,092
 Back Load                         58,030,851  43,931,364    30,083,122   17,808,617             3,952,191

GROWTH AND INCOME STOCK DIVISION
Front Load Version
 Beginning of Period              $     2.271 $     1.852   $     1.430   $    1.197         $       1.000
 End of Period                    $     2.431 $     2.271   $     1.852   $    1.430         $       1.197
Back Load Version
 Beginning of Period              $     2.382 $     1.959   $     1.525   $    1.287         $       1.083
 End of Period                    $     2.528 $     2.382   $     1.959   $    1.525         $       1.287
Number of Units
Outstanding, End of Period
 Front Load                        34,268,909  28,665,538    19,189,183    9,882,138             3,530,232
 Back Load                         69,825,444  60,018,961    43,671,623   24,818,409             7,514,293






                                               FOR YEARS ENDED
                                                DECEMBER  31                                    FOR THE NINE
                                  --------------------------------------------------            MONTHS ENDED
                                      1999          1998          1997         1996             DEC. 31, 1995
                                  ------------ ------------     ---------      -------          -------------
 INDEX 500 STOCK DIVISION

 Front Load Version
  Beginning of Period             $     2.597  $     2.026   $      1.527    $     1.249       $     1.000
  End of Period                   $     3.128  $     2.597   $      2.026    $     1.527       $     1.249
 Back Load Version
  Beginning of Period             $     4.037  $     3.175   $      2.414    $     1.991       $     1.604
  End of Period                   $     4.919  $     4.037   $      3.175    $     2.414       $     1.991
 Number of Units
 Outstanding, End of Period
  Front Load                       64,985,029   49,367,899     32,584,892     17,301,664           278,235
  Back Load                        93,536,733   74,933,584     53,900,586     31,553,915           471,752

  BALANCED DIVISION
 Front Load Version
  Beginning of Period            $      1.912  $     1.615   $     1.334     $     1.181       $     1.000
  End of Period                  $      2.118  $     1.912   $     1.615     $     1.334       $     1.181
 Back Load Version
  Beginning of Period            $      6.771  $     5.768   $     4.806     $     4.290       $     3.655
  End of Period                  $      7.473  $     6.771   $     5.768     $     4.806       $     4.290
 Number of Units
 Outstanding, End of Period
  Front Load                      102,078,367   72,292,495    43,288,762      24,916,332           164,302
  Back Load                        60,554,119   50,001,293    37,392,725      24,088,931           372,457

 HIGH YIELD BOND DIVISION
 Front Load Version
  Beginning of Period            $      1.496  $     1.530   $     1.326    $      1.112       $     1.000
  End of Period                  $      1.483  $     1.496   $     1.530    $      1.326       $     1.112
 Back Load Version
  Beginning of Period            $      1.546  $     1.595   $     1.394    $      1.178       $     1.067
  End of Period                  $      1.520  $     1.546   $     1.595    $      1.394       $     1.178
 Number of Units
 Outstanding, End of Period
  Front Load                       17,635,247   19,796,158    11,305,194       4,518,513         1,418,382
  Back Load                        31,364,004   34,432,479    22,019,285      10,288,680         2,700,647

 SELECT BOND DIVISION
 Front Load Version
  Beginning of Period            $      1.350  $     1.266   $     1.161    $      1.129       $     1.000
  End of Period                  $      1.331  $     1.350   $     1.266    $      1.161       $     1.129
 Back Load Version
  Beginning of Period            $      7.088  $     6.703   $     6.201    $      6.078       $     5.419
  End of Period                  $      6.996  $     7.088   $     6.703    $      6.201       $     6.078
 Number of Units
 Outstanding, End of Period
   Front Load                      29,869,748   22,093,895    12,652,127       6,391,221            26,732
   Back Load                        8,674,455    8,005,277     5,418,476       3,653,656            50,828

 MONEY MARKET DIVISION
 Front Load Version
  Beginning of Period            $      1.203  $     1.146   $     1.091    $      1.040       $     1.000
  End of Period                  $      1.259  $     1.203   $     1.146    $      1.091       $     1.040
 Back Load Version
  Beginning of Period            $      2.431  $     2.335   $     2.241    $      2.156       $     2.086
  End of Period                  $      2.529  $     2.431   $     2.335    $      2.241       $     2.156
      Number of Units
    Outstanding, End of Period
       Front Load                  57,765,350   27,165,662    16,238,723      11,210,749           327,441
      Back Load                    30,818,748   22,512,853    14,615,063      12,209,698           379,473


* The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
**   The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
(CONTINUED)

RUSSELL INSURANCE FUNDS


                                        For the Eight Months Ended
                                               December 31
                                                  1999
                                        --------------------------
     Multi-Style Equity Division
     Front Load Version
      Beginning of Period*                      $     1.000
      End of Period                             $     1.073
     Back Load Version
      Beginning of Period*                      $     1.000
      End of Period                             $     1.067
     Number of Units
     Outstanding, End of Period
      Front Load                                 14,702,392
      Back Load                                  15,268,513

     AGGRESSIVE EQUITY DIVISION
     Front Load Version
      Beginning of Period*                      $     1.000
      End of Period                             $     1.106
     Back Load Version
      Beginning of Period*                      $     1.000
      End of Period                             $     1.100
     Number of Units
     Outstanding, End of Period
      Front Load                                  4,174,119
      Back Load                                   4,192,812

     Non-U.S. Division
     Front Load Version
      Beginning of Period*                      $     1.000
      End of Period                             $     1.250
     Back Load Version
      Beginning of Period*                      $     1.000
      End of Period                             $     1.243
     Number of Units
     Outstanding, End of Period
      Front Load                                  5,811,225
      Back Load                                   4,937,116




                                        For the Eight Months Ended
                                               December 31
                                                  1999
                                        --------------------------

         REAL ESTATE SECURITIES DIVISION
         Front Load Version
          Beginning of Period*                  $     1.000
          End of Period                         $      .925
         Back Load Version
          Beginning of Period*                  $     1.000
          End of Period                         $      .920
         Number of Units
         Outstanding, End of Period
          Front Load                              2,828,333
          Back Load                               2,072,707

         CORE BOND DIVISION
         Front Load Version
          Beginning of Period*                  $     1.000
          End of Period                         $      .989
         Back Load Version
          Beginning of Period*                  $     1.000
          End of Period                         $      .983
         Number of Units
         Outstanding, End of Period
          Front Load                              5,501,177
          Back Load                               4,595,473




*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                              FOR THE YEARS ENDED DECEMBER 31
                          --------------------------------------------------------------------------------------------------------

                              1999          1998           1997             1996         1995           1994           1993
                              ----          ----           ----             ----         ----           ----           ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#   $      1.000             --             --              --            --             --             --
  End of Period          $      1.846             --             --              --            --             --             --
Number of Units
  Outstanding, End of
   Period                  13,315,327             --             --              --            --             --             --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period*   $      3.822   $      3.598   $      3.200    $      2.753  $      2.001   $      1.922   $      1.634
  End of Period          $      5.428   $      3.822   $      3.598    $      3.200  $      2.753   $      2.001   $      1.922
Number of Units
  Outstanding, End of
   Period                 118,954,187    142,251,000    157,775,380     162,837,073   147,960,662    123,249,312     77,246,018


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period**  $      1.893   $      1.829   $      1.649    $      1.380  $      1.220   $      1.236   $      1.000
  End of Period          $      2.298   $      1.893   $      1.829    $      1.649  $      1.380   $      1.220   $      1.236
Number of Units
  Outstanding, End of
   Period                 143,590,615    169,478,000    194,160,450     190,864,716   179,261,185    186,097,279     74,174,799


INDEX 400 STOCK DIVISION
  Beginning of Period#   $      1.000             --             --              --            --             --             --
  End of Period          $      1.119             --             --              --            --             --             --
Number of Units
  Outstanding, End of
   Period                   7,869,853             --             --              --            --             --             --


GROWTH STOCK DIVISION
  Beginning of Period+   $      2.491   $      1.991   $      1.552    $      1.300  $      1.006   $      1.000             --
  End of Period                 3.013   $      2.491   $      1.991    $      1.552  $      1.300   $      1.006             --
Number of Units
  Outstanding, End of
   Period                  66,687,549     55,526,000     45,562,063      37,212,487    24,827,801     12,213,322             --

GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+   $      2.382   $      1.959   $      1.525    $      1.287  $      0.994   $      1.000             --
  End of Period          $      2.528   $      2.382   $      1.959    $      1.525  $      1.287   $      0.994             --
Number of Units
  Outstanding, End of
   Period                  83,676,884     87,082,000     80,719,502      63,969,388    52,866,200     31,542,581             --


  INDEX 500 STOCK
DIVISION
  Beginning of Period*   $      4.119   $      3.240   $      2.463    $      2.032  $      1.499   $      1.500   $      1.384
  End of Period          $      4.919   $      4.119   $      3.240    $      2.463  $      2.032   $      1.499   $      1.500
Number of Units
  Outstanding, End of
   Period                 165,311,237    163,099,000    156,622,110     146,945,069   134,818,674    119,845,898    105,795,927


BALANCED DIVISION
  Beginning of Period    $      6.805   $      5.796   $      4.830    $      4.311  $      3.453   $      3.497   $      3.232
  End of Period          $      7.473   $      6.805   $      5.796    $      4.830  $      4.311   $      3.453   $      3.497
Number of Units
  Outstanding, End of
   Period                 281,204,060    303,184,000    315,853,927     331,700,359   347,995,936    363,391,482    377,043,512


HIGH YIELD BOND DIVISION
  Beginning of Period+   $      1.546   $      1.595   $      1.394    $      1.178  $      1.022   $      1.000             --
  End of Period          $      1.520   $      1.546   $      1.595    $      1.394  $      1.178   $      1.022             --
Number of Units
  Outstanding, End of
   Period                  25,579,785     32,974,000     28,965,737      18,022,623    13,474,146      7,229,418             --


SELECT BOND DIVISION
  Beginning of Period    $      7.157   $      6.768   $      6.261    $      6.137  $      5.217   $      5.437   $      4.990
  End of Period          $      6.996   $      7.157   $      6.768    $      6.261  $      6.137   $      5.217   $      5.437
Number of Units
  Outstanding, End of
   Period                  17,090,593     19,458,000     18,885,862      19,498,362    21,048,883     20,642,740     21,874,778


MONEY MARKET DIVISION
  Beginning of Period    $      2.436   $      2.340   $      2.246    $      2.161  $      2.067   $      2.012   $      1.980
  End of Period          $      2.529   $      2.436   $      2.340    $      2.246  $      2.161   $      2.067   $      2.012
Number of Units
  Outstanding, End of
   Period                  52,168,990     46,757,000     33,000,108      35,677,445    34,040,829     31,466,730     24,431,865




                                   FOR THE YEARS ENDED DECEMBER 31
                              ------------------------------------------

                                   1992          1991            1990
                                   ----          ----            ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#                  --             --             --
  End of Period                         --             --             --
Number of Units
  Outstanding, End of                   --             --             --
   Period


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period*        $      1.562   $      1.014   $      1.000
  End of Period               $      1.634   $      1.562   $      1.014
Number of Units
  Outstanding, End of
   Period                       53,918,035     19,966,511        205,590


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period**                 --             --             --
  End of Period                         --             --             --
Number of Units
  Outstanding, End of
   Period                               --             --             --


INDEX 400 STOCK DIVISION
  Beginning of Period#
  End of Period                         --             --             --
Number of Units                         --             --             --
  Outstanding, End of
   Period                               --             --             --


GROWTH STOCK DIVISION
  Beginning of Period+
  End of Period                         --             --             --
Number of Units                         --             --             --
  Outstanding, End of
   Period                               --             --             --

GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+                  --             --             --
  End of Period                         --             --             --
Number of Units
  Outstanding, End of
   Period                               --             --             --


INDEX 500 STOCK
DIVISION
  Beginning of Period*        $      1.306   $      1.021   $      1.000
  End of Period               $      1.384   $      1.306   $      1.021
Number of Units
  Outstanding, End of
   Period                       32,924,088     12,058,133        189,751


BALANCED DIVISION
  Beginning of Period
  End of Period               $      3.107   $      2.538   $      2.544
Number of Units               $      3.232   $      3.107   $      2.538
  Outstanding, End of
   Period                      355,125,051    322,313,588    322,488,873


HIGH YIELD BOND DIVISION
  Beginning of Period+                  --             --             --
  End of Period
Number of Units                         --             --             --
  Outstanding, End of
   Period                               --             --             --


SELECT BOND DIVISION
  Beginning of Period         $      4.722   $      4.091   $      3.824
  End of Period
Number of Units               $      4.990   $      4.722   $      4.091
  Outstanding, End of
   Period                       15,399,609     10,692,797      6,997,013


MONEY MARKET DIVISION
  Beginning of Period         $      1.940   $      1.859   $      1.743
  End of Period
Number of Units               $      1.980   $      1.940   $      1.859
  Outstanding, End of
   Period                       27,773,056     24,758,592     27,363,279






# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 3, 1990.
** The initial investment in the International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
(CONTINUED)

RUSSELL INSURANCE FUNDS


                                        FOR THE EIGHT MONTHS ENDED
                                               DECEMBER 31
                                                  1999
                                        --------------------------
     MULTI-STYLE EQUITY DIVISION
       Beginning of Period*                     $     1.000
       End of Period                            $     1.067
     Number of Units
       Outstanding, End of Period                14,784,953

     AGGRESSIVE EQUITY DIVISION
       Beginning of Period*                     $     1.000
       End of Period                            $     1.100
     Number of Units
       Outstanding, End of Period                 6,268,375

     NON-U.S. DIVISION
       Beginning of Period*                     $     1.000
       End of Period                            $     1.243
     Number of Units
       Outstanding, End of Period                 7,403,677



                                        FOR THE EIGHT MONTHS ENDED
                                                DECEMBER 31
                                                   1999
                                        --------------------------
 REAL ESTATE SECURITIES DIVISION
   Beginning of Period*                         $     1.000
   End of Period                                $      .920
 Number of Units
   Outstanding, End of Period                     2,245,122

 CORE BOND DIVISION
   Beginning of Period*                         $     1.000
   End of Period                                $      .983
 Number of Units
   Outstanding, End of Period                     3,415,035




*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                                        FOR THE YEARS ENDED DECEMBER 31
                          --------------------------------------------------------------------------------------------

                             1999       1998          1997           1996          1995        1994          1993
                             ----       ----          ----           ----          ----        ----          ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#   $    1.000          --             --            --            --           --            --
  End of Period          $    1.852          --             --            --            --           --            --
Number of Units
  Outstanding, End of
   Period                   215,103          --             --            --            --           --            --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period*   $    3.980  $    3.728    $     3.299   $     2.824   $     2.042  $     1.952   $     1.651
  End of Period          $    5.680  $    3.980    $     3.728   $     3.299   $     2.824  $     2.042   $     1.952
Number of Units
  Outstanding, End of
   Period                   987,587   1,033,099      1,476,370     1,697,195     1,617,883    1,474,133       969,604


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period**  $    1.947  $    1.872    $     1.680   $     1.398   $     1.230  $     1.240   $     1.000
  End of Period          $    2.376  $    1.947    $     1.872   $     1.680   $     1.398  $     1.230   $     1.240
Number of Units
  Outstanding, End of
   Period                 1,529,763    1,521,122     2,125,863     2,276,960     2,141,462    2,642,855     1,802,948


INDEX 400 STOCK DIVISION
  Beginning of Period#   $    1.000           --            --            --            --           --            --
  End of Period          $    1.123           --            --            --            --           --            --
Number of Units
  Outstanding, End of
   Period                    67,233           --            --            --            --           --            --


GROWTH STOCK DIVISION
  Beginning of Period+   $    2.549  $     2.027   $     1.573   $     1.311   $     1.009           --            --
  End of Period          $    3.100  $     2.549   $     2.027   $     1.573   $     1.311           --            --
Number of Units
  Outstanding, End of
   Period                   595,016      334,810       263,014       239,460        19,315           --            --


GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+   $    2.438  $     1.995   $     1.546   $     1.298   $     0.997           --            --
  End of Period          $    2.601  $     2.438   $     1.995   $     1.546   $     1.298           --            --
Number of Units
  Outstanding, End of
   Period                   645,397      433,265       551,213       221,275        32,681           --            --


INDEX 500 STOCK DIVISION
  Beginning of Period*   $    4.289  $     3.357   $     2.539   $     2.084   $     1.530  $     1.523   $     1.398
  End of Period          $    5.147  $     4.289   $     3.357   $     2.539   $     2.084  $     1.530   $     1.523
Number of Units
  Outstanding, End of
   Period                 9,855,509   10,167,099    11,228,774    12,234,934    13,256,279   14,230,394    15,442,799


BALANCED DIVISION
  Beginning of Period    $    7.408  $     6.278   $     5.205   $     4.623   $     3.685  $     3.713   $     3.414
  End of Period          $    8.176  $     7.408   $     6.278   $     5.205   $     4.623  $     3.685   $     3.713
Number of Units
  Outstanding, End of
   Period                 5,215,538    3,072,434     6,272,328     6,695,097     7,327,654    8,155,713     9,324,132


HIGH YIELD BOND DIVISION
  Beginning of Period+   $    1.582  $     1.624   $     1.412   $     1.188   $     1.025           --            --
  End of Period          $    1.563  $     1.582   $     1.624   $     1.412   $     1.188           --            --
Number of Units
  Outstanding, End of
   Period                   128,688      139,262       251,003       125,053        58,755           --            --


SELECT BOND DIVISION
  Beginning of Period    $    7.794  $     7.334   $     6.750   $     6.583   $     5.569  $     5.774   $     5.273
  End of Period          $    7.657  $     7.794   $     7.334   $     6.750   $     6.583  $     5.569   $     5.774
Number of Units
  Outstanding, End of
   Period                   843,819      956,838     1,078,985     1,151,998     1,364,416    1,492,775     1,701,121


MONEY MARKET DIVISION
  Beginning of Period    $    2.652  $     2.535   $     2.421   $     2.317   $     2.206  $     2.136   $     2.092
  End of Period          $    2.767  $     2.652   $     2.535   $     2.421   $     2.317  $     2.206   $     2.136
Number of Units
  Outstanding, End of
   Period                 1,359,352    1,060,152       997,887     1,377,051     1,358,156    1,458,463     1,331,457



                                  FOR THE YEARS ENDED DECEMBER 31
                              ----------------------------------------

                                   1992         1991           1990
                                   ----         ----           ----

SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#                   --           --            --
  End of Period                          --           --            --
Number of Units
  Outstanding, End of
   Period                                --           --            --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period*          $     1.570  $     1.014   $     1.000
  End of Period                 $     1.651  $     1.570   $     1.014
Number of Units
  Outstanding, End of
   Period                           833,606      534,196        22,431


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period**                  --           --            --
  End of Period                          --           --            --
Number of Units
  Outstanding, End of
   Period                                --           --            --


INDEX 400 STOCK DIVISION
  Beginning of Period#                   --           --            --
  End of Period                          --           --            --
Number of Units
  Outstanding, End of
   Period                                --           --            --


GROWTH STOCK DIVISION
  Beginning of Period+                   --           --            --
  End of Period                          --           --            --
Number of Units
  Outstanding, End of
   Period                                --           --            --


GROWTH AND INCOME STOCK
DIVISION                                 --           --            --
  Beginning of Period+                   --           --            --
  End of Period
Number of Units
  Outstanding, End of
   Period                                --           --            --


INDEX 500 STOCK DIVISION
  Beginning of Period*          $     1.313  $     1.021   $     1.000
  End of Period                 $     1.398  $     1.313   $     1.021
Number of Units
  Outstanding, End of
   Period                           317,023      326,395             4


BALANCED DIVISION
  Beginning of Period           $     3.266  $     2.655   $     2.647
  End of Period                 $     3.414  $     3.266   $     2.655
Number of Units
  Outstanding, End of
   Period                        10,125,067   10,652,114    11,655,303


HIGH YIELD BOND DIVISION
  Beginning of Period+                   --           --            --
  End of Period                          --           --            --
Number of Units
  Outstanding, End of
   Period                                --           --            --


SELECT BOND DIVISION
  Beginning of Period           $     4.965  $     4.280   $     3.981
  End of Period                 $     5.273  $     4.965   $     4.280
Number of Units
  Outstanding, End of
   Period                         1,808,558    1,979,936     2,041,191


MONEY MARKET DIVISION
  Beginning of Period           $     2.040  $     1.945   $     1.814
  End of Period                 $     2.092  $     2.040   $     1.945
Number of Units
  Outstanding, End of
   Period                         1,787,440    2,059,962     2,574,527





# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
* The initial investments in the Aggressive Growth Stock Division and Index 500 Stock Division were made on December 3, 1990.
** The initial investment in the International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
(CONTINUED)

RUSSELL INSURANCE FUNDS


                                        FOR THE EIGHT MONTHS ENDED
                                               DECEMBER 31
                                                  1999
                                        --------------------------
     MULTI-STYLE EQUITY DIVISION
       Beginning of Period*                      $  1.000
       End of Period                             $  1.071
     Number of Units
       Outstanding, End of Period                 244,293

     AGGRESSIVE EQUITY DIVISION
       Beginning of Period*                      $  1.000
       End of Period                             $  1.104
     Number of Units
       Outstanding, End of Period                 107,734

     NON-U.S. DIVISION
       Beginning of Period*                      $  1.000
       End of Period                             $  1.247
     Number of Units
       Outstanding, End of Period                  34,751




                                        FOR EIGHT MONTHS ENDED
                                              DECEMBER 31
                                                 1999
                                        ----------------------
  REAL ESTATE SECURITIES DIVISION
    Beginning of Period*                         $  1.000
    End of Period                                $   .923
  Number of Units
    Outstanding, End of Period                      2.135

  CORE BOND DIVISION
    Beginning of Period*                         $  1.000
    End of Period                                $   .986
  Number of Units
    Outstanding, End of Period                      2,029



*The initial investment was made on April 30, 1999.


THE COMPANY




The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $85 billion on December 31, 1999, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.


NML VARIABLE ANNUITY ACCOUNT B


We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Account has sixteen Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.


THE FUNDS


Northwestern Mutual Series Fund, Inc. is composed of eleven separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned subsidiary, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. We and NMIS also perform certain administrative functions and act as co-depositors of the Account. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.

The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

--------------------------------------------------------------------------------
THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. For Front Load Contracts the minimum initial purchase payment is $10,000. For Back Load Contracts we issue in nontax-qualified situations the minimum initial purchase payment is $5,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent.

Purchase payments may not exceed the applicable federal income tax limits. (See "Federal Income Taxes", p. 19.)

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.


We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Deductions for Mortality Rate and Expense Risk Charges", p. 22. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.


The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.


The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", p. 14.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.


You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 18.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 22.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.


WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 23.) The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less than $2000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 19.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% (or 25% during the first 2 years the owner participates in a SIMPLE IRA plan) of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life. Required minimum distributions must be taken from your IRA, SEP, SIMPLE IRA TDA, Section 457 plan or nontransferable annuity after you attain age 70 1/2 or, in certain cases, retire. (See "Minimum Distribution Requirements", p. 21).


If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 23.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 15.)

DEATH BENEFIT


1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit", p. 15 and "Variable Payment Plans", p. 15.


An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 24. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2.  Distribution of the Death Benefit.


Owner is the Annuitant. If the Owner is the Annuitant and the Owner dies before the maturity date, the beneficiary becomes entitled to the death benefit. The beneficiary may elect to receive the death benefit in a lump sum or under a variable payment plan. The beneficiary automatically becomes the new Owner and Annuitant and the Contract continues in force. The beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements discussed on page 21.


Owner is not the Annuitant. If the Owner is not the Annuitant and the Annuitant dies before the maturity date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no Contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, we pay the death benefit to the Owner.

Adjustment of Contract Value. On the date when the death benefit becomes payable, if the Contract continues in force we will set the Contract value at an amount equal to the death benefit.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements, p. 21). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS


We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 19.


DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they come due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 16.) We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features, you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year, we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and you may transfer the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 18.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

We permit other transfers between payment plans subject to such limitations as we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time but we reserve the right to change this practice in the future. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date if you request.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

SPECIAL CONTRACT FOR EMPLOYERS The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

DIVIDENDS The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.

For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Deductions for Mortality and Expense Risk Charges", p. 22. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 25.

VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolio or the Funds, we will vote the shares held in the Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to both of the mutual funds, proxy material and a form with which to give instructions with respect to the proportion of shares of each Portfolio or Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio or Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares as for which instructions have been received.

SUBSTITUTION AND CHANGE We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply. A vote of Contract owners, or of those who have an interest in one or more of the Divisions of the Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

1. We may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future.

2. We may operate the Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract owners.

3. We may deregister the Account under the Investment Company Act of 1940 if registration is no longer required.

4. We may change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 14, and "Withdrawal Charge", p. 23.)

PERFORMANCE DATA We may publish advertisements containing performance data for the Divisions of the Account from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios or Funds, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer.

We have included additional information about the performance data in the Statement of Additional Information.


FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.


--------------------------------------------------------------------------------
THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract.

Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account. Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New
York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund, we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. See "Deductions", p. 22. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

FEDERAL INCOME TAXES

QUALIFIED AND NONTAX-QUALIFIED PLANS

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.   Roth IRAs pursuant to the provisions of Section 408A of the Code.

3. Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4. Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.


5. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.


We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO CONTRACTS

TRADITIONAL IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to an IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any Roth IRAs of the Owner. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner's spouse is an "active participant" in a plan in another qualified plan during the taxable year. If the Owner is an "active participant" in a plan, the deduction for 2000 phases out at an adjusted gross income ("AGI") of between $32,000 - $42,000 (indexed through 2005) for single filers and between $52,000 - $62,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an "active participant" in a plan but the Owner's spouse is, the Owner's deduction phases out at an AGI of between $150,000 - $160,000.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner's other IRAs or contracts purchased under tax qualified plans. The surviving spouse can also roll over the deceased Owner's IRA, tax deferred annuity or qualified plan to the spouse's own IRA.

An IRA is nonforfeitable and generally cannot be transferred.

SEP An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 15% of the employee's compensation (generally up to $170,000 for 2000) or $30,000. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee's gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $6,000 (indexed) per year to a SIMPLE IRA and the employer must contribute either a matching contribution of up to 3% of the employee's compensation or a nonelective contribution of 2% of the employee's compensation (up to $170,000) for each employee. Contributions and earnings thereon are not includible in the employee's gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

ROTH IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to a Roth IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any traditional IRAs of the Owner. The maximum contribution is phased out at an adjusted gross income ("AGI") of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

TAX DEFERRED ANNUITY Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. An eligible employee can make salary reduction contributions to a tax deferred annuity subject to the employee's "exclusion allowance" as defined by the Code and an overall limit under Section 415 of the Code. Elective deferrals for all of the Owner's tax deferred annuity contracts are limited to $10,500 per year (indexed) with catch-up contributions permitted in certain circumstances. Contributions and earnings thereon are not included in the employee's gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earning thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of termination of service, death, disability or hardship (contributions only).

The employer can also make contributions to a tax deferred annuity subject to the same rules that apply to qualified plans, including the minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

SECTION 457 PLAN A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees' beneficiaries in a governmental plan and by the employer (subject to claims of the employer's general creditors) in a plan of a tax-exempt organization. An employee can defer the lesser of 33 1/3% of compensation or $8,000 per year under the plan. Amounts deferred and earnings thereon are not includible in the employee's gross income until they are paid or made available to the employee or the employee's beneficiary.

NONTRANSFERABLE ANNUITY Nontransferable annuity contracts are contracts held in a tax-qualified plan or trust and transferred to the employee on the employee's separation from service or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

NONTAX-QUALIFIED CONTRACT There are no limitations on who can purchase a nontax-qualified annuity or the amount that can be contributed to the Contract. Contributions to nontax-qualified Contracts are not deductible. For the Contract to qualify as a nontax-qualified annuity, the Contract death proceeds must be distributed to any nonspouse beneficiary either within five years of the Owner's death or as substantially periodic payments over the beneficiary's life or life expectancy commencing within one year of the Owner's death. The surviving spouse is entitled to continue deferral under the Contract.

TAXATION OF CONTRACT BENEFITS

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAS, SEPS, SIMPLE IRAS, TDAS AND SECTION 457 PLANS AND NONTRANSFERABLE ANNUITIES As a general rule, benefits received as annuity payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See "Minimum Distribution Requirements", p. 21). With certain limited exceptions, including hardship withdrawals from tax-deferred annuities, benefits from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

ROTH IRAS Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner's first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). In addition, if part or all of an IRA rollover made in 1998 is withdrawn before 1/1/2001, any taxes on the rollover deferred by proration may be accelerated. Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner's federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

NONQUALIFIED CONTRACTS Benefits received as annuity payments from nontax-qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts we issue to the Owner during the same calendar year.

A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned. One or more nontax-qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss.

PREMATURE WITHDRAWALS A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

MINIMUM DISTRIBUTION REQUIREMENTS All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements.

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner's life and the beneficiary designated by the Owner is required to take the balance of the Contract value within certain specified periods following the Owner's death.

The Owner must take the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the Owner or the lives or life expectancies of the Owner and the Owner's beneficiary. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 or retires, if later.

Upon the death of the Owner, the Owner's beneficiary must take distributions under one of the following two rules.

If the Owner dies on or after the required beginning date, any remaining interest in the Contract must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death. The method of distribution is determined by the age of the Owner and the beneficiary and whether their life expectancies are being recalculated each year.

If the Owner dies before the required beginning date, the Owner's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the Owner's death. If the Contract value is payable to a beneficiary designated by the Contract, the Contract value may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the Owner's death. Certain additional requirements apply to Section 457 plans. Except in the case of Section 457 plans, if the sole designated beneficiary is the Owner's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.

2. Roth IRAs The Owner of a Roth IRA is not required to take required minimum distributions during the Owner's lifetime. However, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements for Owners dying before the required beginning date, discussed above.

3. Nonqualified Contracts The Owner of a nontax-qualified Contract is not required to take required minimum distributions during the Owner's lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs.

MANDATORY WITHHOLDING Benefit payments from tax-deferred annuities and nontransferable annuity contracts will be subject to mandatory 20% withholding unless (1) the payments from the tax-deferred annuities are rolled over directly to another tax-deferred annuity or an individual retirement arrangement, or the payments from the nontransferable annuity contracts are rolled over directly to another nontransferable annuity contract, a tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."


TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 14 and "Deductions", below.


OTHER CONSIDERATIONS

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.

--------------------------------------------------------------------------------
DEDUCTIONS

We will make the following deductions:

SALES LOAD For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:

Cumulative Purchase Payments
Paid Under the Contract                          Rate
-----------------------                          ----
First $100,000....................................4.5%
Next  $400,000....................................2.0%
Next  $500,000....................................1.0%
Balance over $1,000,000...........................0.5%

MORTALITY RATE AND EXPENSE RISK CHARGES


Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 14) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.


Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p.23.


As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity
Units from Class B to Class A.


Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.


The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 17, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 22), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.


CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract value on the Contract anniversary is $25,000 or more.

WITHDRAWAL CHARGE

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.

Category                                         Rate
--------                                         ----
Eight..............................................6%
Seven..............................................6%
Six................................................6%
Five...............................................5%
Four...............................................4%
Three..............................................3%
Two................................................2%
One................................................1%
Zero...............................................0%

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

Withdrawal Charges and Our Sales Expenses. The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the sales expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that the sales expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of sales expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for annuity rate and expense risks described above.

ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase plan reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 9.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 11.

CERTAIN NONTAX-QUALIFIED CONTRACTS For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 purchase payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of purchase payments, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%.

DIVIDENDS FOR CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the year 2000 we are paying dividends on approximately 20% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $30,000, and about 75% of those with a value above $30,000 will receive dividends. The expected dividend payout for the year 2000 represents about 0.39% of the average variable Contract value for those Contracts that will receive dividends.
The maximum dividend we are paying on a specific contract is about 0.70%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.

REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications we may change or withdraw at any time.

In general, we make a $25 administrative charge on these exchange transactions and we permit only one such transaction in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity Contract in any 12-month period, but we are presently waiving this limit.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.

We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.


--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS



We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned subsidiary. Northwestern Mutual Investment Services, LLC is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION




                                               PAGE
                                               ----
DISTRIBUTION OF THE
  CONTRACTS.....................................B-2
DETERMINATION OF ANNUITY
  PAYMENTS......................................B-2
    Amount of Annuity Payments..................B-2
    Annuity Unit Value..........................B-3
    Illustrations of Variable Annuity
      Payments..................................B-3
VALUATION OF ASSETS OF THE
  ACCOUNT.......................................B-4
TRANSFERABILITY RESTRICTIONS....................B-4
PERFORMANCE DATA................................B-4
EXPERTS.........................................B-6

FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the two years ended
December 31, 1999)..............................B-8
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the two years ended
    December 31, 1999).........................B-20
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL (for
  the three years ended December 31, 1999).....B-21
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
   ended December 31, 1999)....................B-32




This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.




     TO: The Northwestern Mutual Life Insurance Company

         Annuity and Accumulation Products Marketing Department
            Room E12J
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

         Please send a Statement of Additional Information for NML Variable Annuity Account B to:

         Name
             -------------------------------------------------------------------
         Address
                ----------------------------------------------------------------

         -----------------------------------------------------------------------

         City                                          State        Zip
              -----------------------------------------     -------    ---------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.


To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



NORTHWESTERN MUTUAL LIFE

VARIABLE ANNUITY CONTRACTS
   Nontax-Qualified Annuities                     Individual Retirement Annuities
   Roth IRAs                                      Simplified Employee Pension Plan IRAs
   SIMPLE IRAs                                    Tax-Deferred Annuities
   457 Deferred Compensation Plan Annuities       Non-Transferable Annuities

NML VARIABLE ANNUITY ACCOUNT B

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS


PROSPECTUS


Investment Company Act File Nos. 811-3990 and 811-5371

NORTHWESTERN
MUTUAL LIFE(R)

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested



60826

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")



-------------------------------------------------------------------------------

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

-------------------------------------------------------------------------------



                  The Date of the Prospectus to which this Statement of Additional Information Relates is March 31, 2000.

                  The Date of this Statement of Additional Information is March 31, 2000.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

         NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:

                         Year                Amount
                         ----                ------
                         1999              $21,569,657
                         1998              $20,405,686
                         1997              $15,326,743

                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 14, including "Description of Payment Plans", p. 14, "Amount of Annuity Payments", p. 14, and "Assumed Investment Rate", p. 14; "Dividends",
p. 16; "Net Investment Factor", p. 12; and "Deductions", p. 21.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

         (1)      Assumed number of Accumulation Units in
                  Balanced Division on maturity date........................................ 25,000

         (2)      Assumed Value of an Accumulation Unit in
                  Balanced Division at maturity............................................. $2.000000

         (3)      Cash Value of Contract at maturity, (1) X (2)............................. $50,000

         (4)      Assumed applicable monthly payment rate per
                  $1,000 from annuity rate table............................................ $5.35

         (5)      Amount of first payment from Balanced Division,
                  (3) X (4) divided by $1,000............................................... $267.50

         (6)      Assumed Value of Annuity Unit in
                  Balanced Division at maturity............................................. $1.500000

         (7)      Number of Annuity Units credited in
                  Balanced Division, (5) divided by (6)..................................... 178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract purchased as a tax-deferred annuity pursuant to
Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                PERFORMANCE DATA

         Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                              P(1 + T) = ERV

                           Where:
                   P     = a hypothetical initial payment of $1000
                   T     = average annual total return
                   n     = number of years
                   ERV   = ending redeemable value of a hypothetical
                           $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .02% for the Front Load Contract and .14% for the Back Load based on the annual contract fees collected divided by the assets of the sub-account. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

         The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 1999:

                                               FRONT LOAD CONTRACT

DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
---------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock**                        NA                  NA                 NA                 77.14
Aggressive Growth Stock                         36.60             21.85                NA                 20.75
International Equity                            16.76             13.29                NA                 13.33
Index 400 Stock**                               NA                  NA                 NA                  7.39
Growth Stock                                    16.38             24.29                NA                 21.42
Growth and Income Stock                          2.11             20.29                NA                 17.72
Index 500 Stock                                 14.87             26.58                NA                 19.45
Balanced                                         5.65             16.47               11.68                NA
High Yield Bond                                 -5.43              8.06                NA                  7.58
Select Bond                                     -5.97              5.84               6.51                 NA
Money Market                                    -0.15              3.91               4.07                 NA
Russell Insurance Funds
-----------------------
Multi-Style Equity**                            NA                  NA                 NA                  2.41
Aggressive Equity**                             NA                  NA                 NA                  5.57
Non-U.S.**                                      NA                  NA                 NA                 19.30
Real Estate Securities**                        NA                  NA                 NA                -11.73
Core Bond**                                     NA                  NA                 NA                 -5.64
---------------------------------------- ------------------ ------------------- ------------------ ------------------



                                                 BACK LOAD CONTRACT

DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
---------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock**                        NA                  NA                 NA                 78.56
Aggressive Growth Stock                         35.80             21.55                NA                 20.32
International Equity                            15.21             12.86                NA                 12.99
Index 400 Stock**                               NA                  NA                 NA                  5.89
Growth Stock                                    14.81             24.02                NA                 21.16
Growth and Income Stock                           .00             19.97                NA                 17.42
Index 500 Stock                                 13.24             26.34                NA                 19.02
Balanced                                         3.67             16.09               11.22                NA
High Yield Bond                                 -7.83              7.52                NA                  7.16
Select Bond                                    - 8.39              5.25                6.08                NA
Money Market                                    -2.35              3.27                3.65                NA
Russell Insurance Funds
-----------------------
Multi-Style Equity**                            NA                  NA                 NA                  0.70
Aggressive Equity**                             NA                  NA                 NA                  3.99
Non-U.S.**                                      NA                  NA                 NA                 18.30
Real Estate Securities**                        NA                  NA                 NA                -14.03
Core Bond**                                     NA                  NA                 NA                 -7.69
---------------------------------------- ------------------ ------------------- ------------------ ------------------

* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994; SMALL CAP GROWTH, INDEX 400 STOCK AND THE RUSSELL INSURANCE FUNDS BEGAN APRIL 1999.

** FROM COMMENCEMENT OF OPERATIONS ON APRIL 30, 1999 THROUGH DECEMBER 31, 1999.

         Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

         The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 1999:

                                                FRONT LOAD CONTRACT


DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
---------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock**                        NA                  NA                 NA                 85.49
Aggressive Growth Stock                          43.07            23.00                NA                 21.39
International Equity                             22.29            14.36                NA                 14.13
Index 400 Stock**                               NA                  NA                 NA                 12.46
Growth Stock                                     21.88            25.46                NA                 22.44
Growth and Income Stock                           6.95            21.43                NA                 18.70
Index 500 Stock                                  20.31            27.78                NA                 20.08
Balanced                                         10.65            17.57                12.22               NA
High Yield Bond                                  -0.95             9.08                NA                  8.48
Select Bond                                      -1.52             6.84                 7.02               NA
Money Market                                      4.58             4.90                 4.57               NA
Russell Insurance Funds
-----------------------
Multi-Style Equity**                            NA                  NA                 NA                  7.24
Aggressive Equity**                             NA                  NA                 NA                 10.54
Non-U.S.**                                      NA                  NA                 NA                 24.92
Real Estate Securities**                        NA                  NA                 NA                 -7.57
Core Bond**                                     NA                  NA                 NA                 -1.19
---------------------------------------- ------------------ ------------------- ------------------ ------------------

                                                 BACK LOAD CONTRACT


DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
---------------------------------------- ------------------ ------------------- ------------------ ------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock**                        NA                  NA                 NA                 84.56
Aggressive Growth Stock                        42.00               22.09               NA                 20.49
International Equity                           21.21               13.35               NA                 13.14
Index 400 Stock**                               NA                 NA                  NA                 11.89
Growth Stock                                   20.98               24.53               NA                 21.52
Growth and Income Stock                         6.15               20.53               NA                 17.82
Index 500 Stock                                19.41               26.83               NA                 19.18
Balanced                                        9.82               16.69               11.38               NA
High Yield Bond                                -1.69                8.26               NA                  7.67
Select Bond                                    -2.25                6.04                6.23               NA
Money Market                                    3.80                4.11                3.79               NA
Russell Insurance Funds
-----------------------
Multi-Style Equity**                            NA                  NA                 NA                  6.70
Aggressive Equity**                             NA                  NA                 NA                  9.99
Non-U.S.**                                      NA                  NA                 NA                 24.30
Real Estate Securities**                        NA                  NA                 NA                 -8.03
Core Bond**                                     NA                  NA                 NA                 -1.69
---------------------------------------- ------------------ ------------------- ------------------ ------------------

* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994; SMALL CAP GROWTH, INDEX 400 STOCK AND THE RUSSELL INSURANCE FUNDS BEGAN APRIL 1999.
** FROM COMMENCEMENT OF OPERATIONS ON APRIL 30, 1999 THROUGH DECEMBER 31, 1999.

         Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                     EXPERTS

         The financial statements of the Account as of December 31, 1999 and for each of the two years in the period ended December 31, 1999 and of Northwestern Mutual as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT B
Statement of Assets and Liabilities
December 31, 1999
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          27,193 shares (cost $37,604).......................    $   48,783
       Aggressive Growth Stock
          215,334 shares (cost $555,089).....................     1,034,844
       International Equity
          303,030 shares (cost $504,068).....................       539,533
       Index 400 Stock
          21,966 shares (cost $22,628).......................        24,446
       Growth Stock
          177,511 shares (cost $317,010).....................       471,358
       Growth and Income Stock
          308,439 shares (cost $430,942).....................       481,356
       Index 500 Stock
          399,680 shares (cost $819,803).....................     1,553,169
       Balanced
          1,297,394 shares (cost $1,973,688).................     2,882,069
       High Yield Bond
          139,784 shares (cost $147,597).....................       114,877
       Select Bond
          204,593 shares (cost $242,359).....................       231,339
       Money Market
          288,940 shares (cost $288,940).....................       288,865
     Russell Insurance Funds
       Multi-Style Equity
          2,914 shares (cost $47,148)........................        48,928
       Aggressive Equity
          1,224 shares (cost $15,133)........................        16,353
       Non-U.S.
          1,614 shares (cost $20,196)........................        22,899
       Real Estate Securities
          757 shares (cost $6,897)...........................         6,666
       Core Bond
          1,418 shares (cost $14,136)........................        13,668    $7,779,153
                                                                 ----------
   Due from Sale of Fund Shares..............................                      22,988
   Due from Northwestern Mutual Life Insurance Company.......                      14,544
                                                                               ----------
            Total Assets.....................................                  $7,816,685
                                                                               ==========

 LIABILITIES
   Due to Participants.......................................                  $   10,731
   Due to Northwestern Mutual Life Insurance Company.........                      22,988
   Due on Purchase of Fund Shares............................                      14,544
                                                                               ----------
            Total Liabilities................................                      48,263
                                                                               ----------

 EQUITY (NOTE 8)
   Contracts Issued Prior to December 17, 1981...............                     123,366
   Contracts Issued After December 16, 1981 and Prior to
     March 31, 1995..........................................                   4,739,831
   Contracts Issued On or After March 31, 1995:
     Front Load Version......................................                     956,368
     Back Load Version.......................................                   1,948,857
                                                                               ----------
            Total Equity.....................................                   7,768,422
                                                                               ----------
            Total Liabilities and Equity.....................                  $7,816,685
                                                                               ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B- 8        Account B Financial Statements

NML VARIABLE ANNUITY ACCOUNT B

           Statement of Operations                                                  SMALL CAP
               (in thousands)                                                      GROWTH STOCK           AGGRESSIVE GROWTH
                                                           COMBINED                 DIVISION#               STOCK DIVISION
                                                 ----------------------------      ------------      ----------------------------
                                                                                   EIGHT MONTHS
                                                  YEAR ENDED      YEAR ENDED          ENDED           YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                     1999            1998              1999              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............................     $  529,297       $279,975          $ 1,623           $ 27,399        $29,446
  Annuity Rate and Expense Guarantees........         79,966         67,916              114              9,338          9,236
                                                  ----------       --------          -------           --------        -------
  Net Investment Income (Loss)...............        449,331        212,059            1,509             18,061         20,210
                                                  ----------       --------          -------           --------        -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized Gain on Investments...............        206,068         88,924              152             59,354         27,122
  Unrealized Appreciation (Depreciation) of
    Investments During the Period............        384,910        521,055           11,180            227,531            650
                                                  ----------       --------          -------           --------        -------
  Net Gain (Loss) on Investments.............        590,978        609,979           11,332            286,885         27,772
                                                  ----------       --------          -------           --------        -------
  Increase (Decrease) in Equity Derived from
    Investment Activity......................     $1,040,309       $822,038          $12,841           $304,946        $47,982
                                                  ==========       ========          =======           ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account B Financial Statements        B- 9

                                     INDEX 400
                                       STOCK
    INTERNATIONAL EQUITY DIVISION    DIVISION#        GROWTH STOCK DIVISION
    -----------------------------   ------------   ---------------------------
                                    EIGHT MONTHS
     YEAR ENDED      YEAR ENDED        ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        1999            1998            1999           1999           1998
------------------------------------------------------------------------------
      $ 69,655        $ 29,263         $  321        $13,945        $ 4,848
         5,699           6,000             76          4,263          2,665
      --------        --------         ------        -------        -------
        63,956          23,263            245          9,682          2,183
      --------        --------         ------        -------        -------

        78,270          17,380             14          2,979          1,471
       (44,084)        (24,915)         1,819         64,234         49,578
      --------        --------         ------        -------        -------
        34,186          (7,535)         1,833         67,213         51,049
      --------        --------         ------        -------        -------
      $ 98,142        $ 15,728         $2,078        $76,895        $53,232
      ========        ========         ======        =======        =======


           GROWTH & INCOME                  INDEX 500
           STOCK DIVISION                STOCK DIVISION
     ---------------------------   ---------------------------

      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         1999           1998           1999           1998
---  ---------------------------------------------------------
       $ 51,672       $ 3,489        $ 31,626       $ 32,261
          5,158         4,034          15,550         11,266
       --------       -------        --------       --------
         46,514          (545)         16,076         20,995
       --------       -------        --------       --------
          5,902         2,454          24,827         15,353
        (24,965)       67,034         206,443        198,764
       --------       -------        --------       --------
        (19,063)       69,488         231,270        214,117
       --------       -------        --------       --------
       $ 27,451       $68,943        $247,346       $235,112
       ========       =======        ========       ========

                                     B- 10        Account B Financial Statements

NML VARIABLE ANNUITY ACCOUNT B

      Statement of Operations
          (in thousands)
                                          BALANCED DIVISION            HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
                                     ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            (CONTINUED)                  1999            1998            1999            1998            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..................    $284,717        $143,628        $ 13,571        $ 13,983        $ 20,187        $14,579
  Annuity Rate and Expense
    Guarantees.....................      32,960          29,061           1,319           1,408           2,641          2,437
                                       --------        --------        --------        --------        --------        -------
  Net Investment Income (Loss).....     251,757         114,567          12,252          12,575          17,546         12,142
                                       --------        --------        --------        --------        --------        -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments....................      38,856          24,370          (4,630)             87             294            687
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period..............     (29,796)        248,726          (9,614)        (18,317)        (22,857)          (465)
                                       --------        --------        --------        --------        --------        -------
  Net Gain (Loss) on Investments...       9,060         273,096         (14,244)        (18,230)        (22,563)           222
                                       --------        --------        --------        --------        --------        -------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.......................    $260,817        $387,663        $ (1,992)       $ (5,655)       $ (5,017)       $12,364
                                       ========        ========        ========        ========        ========        =======

# The initial investments in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account B Financial Statements       B- 11

                                       RUSSELL              RUSSELL           RUSSELL            RUSSELL            RUSSELL
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY     NON-U.S.          REAL ESTATE         CORE BOND
     MONEY MARKET DIVISION            DIVISION#            DIVISION#        DIVISION #     SECURITIES DIVISION#    DIVISION #
-------------------------------   ------------------   -----------------   -------------   --------------------   ------------
                                     EIGHT MONTHS        EIGHT MONTHS      EIGHT MONTHS        EIGHT MONTHS       EIGHT MONTHS
     YEAR ENDED     YEAR ENDED          ENDED                ENDED             ENDED              ENDED              ENDED
    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,        DECEMBER 31,      DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
        1999           1998              1999                1999              1999                1999               1999
------------------------------------------------------------------------------------------------------------------------------
      $11,719         $8,478            $1,443              $   64            $  604              $ 249              $ 502
        2,547          1,809               135                  48                60                 22                 36
      -------         ------            ------              ------            ------              -----              -----
        9,172          6,669             1,308                  16               544                227                466
      -------         ------            ------              ------            ------              -----              -----

           --             --                --                 (17)              130                (62)                (1)
           --             --             1,788               1,221             2,706               (231)              (465)
      -------         ------            ------              ------            ------              -----              -----
           --             --             1,788               1,204             2,836               (293)              (466)
      -------         ------            ------              ------            ------              -----              -----
      $ 9,172         $6,669            $3,096              $1,220            $3,380              $ (66)             $  --
      =======         ======            ======              ======            ======              =====              =====

                                     B- 12        Account B Financial Statements

NML VARIABLE ANNUITY ACCOUNT B

       Statement of Changes in Equity                                               SMALL CAP
               (in thousands)                                                      GROWTH STOCK           AGGRESSIVE GROWTH
                                                           COMBINED                 DIVISION#               STOCK DIVISION
                                                 ----------------------------      ------------      ----------------------------
                                                                                   EIGHT MONTHS
                                                  YEAR ENDED      YEAR ENDED          ENDED           YEAR ENDED      YEAR ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                     1999            1998              1999              1999            1998
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income......................     $  449,331      $  212,059         $ 1,509          $   18,061      $  20,210
  Net Realized gain (loss)...................        206,068          88,924             152              59,354         27,122
  Net Change in unrealized appreciation
    (depreciation)...........................        384,910         521,055          11,180             227,531            650
                                                  ----------      ----------         -------          ----------      ---------
Increase (Decrease) in Equity................      1,040,309         822,038          12,841             304,946         47,982
                                                  ----------      ----------         -------          ----------      ---------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments..............        836,316         804,374           5,800              62,382         94,566
  Annuity Payments...........................        (14,043)        (11,449)             (3)               (673)          (737)
  Surrenders and Other (net).................       (478,867)       (370,626)           (366)            (58,870)       (55,445)
  Transfers from Other Divisions or
    Sponsor..................................      1,766,343         812,385          38,489              64,476         57,046
  Transfers to Other Divisions or Sponsor....     (1,783,287)       (825,382)         (7,980)           (155,561)      (113,076)
                                                  ----------      ----------         -------          ----------      ---------
Increase (Decrease) in Equity Derived from
  Equity Transactions........................        326,462         409,302          35,940             (88,246)       (17,646)
                                                  ----------      ----------         -------          ----------      ---------
Net Increase (Decrease) in Equity............      1,366,771       1,231,340          48,781             216,700         30,336

EQUITY
  Beginning of Period........................      6,401,651       5,170,311              --             817,218        786,882
                                                  ----------      ----------         -------          ----------      ---------
  End of Period..............................     $7,768,422      $6,401,651         $48,781          $1,033,918      $ 817,218
                                                  ==========      ==========         =======          ==========      =========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account B Financial Statements       B- 13

                                     INDEX 400
                                       STOCK
    INTERNATIONAL EQUITY DIVISION    DIVISION#        GROWTH STOCK DIVISION
    -----------------------------   ------------   ---------------------------
                                    EIGHT MONTHS
     YEAR ENDED      YEAR ENDED        ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        1999            1998            1999           1999           1998
------------------------------------------------------------------------------
      $  63,956       $  23,263       $   245        $  9,682       $  2,183
         78,270          17,380            14           2,979          1,471
        (44,084)        (24,915)        1,819          64,234         49,578
      ---------       ---------       -------        --------       --------
         98,142          15,728         2,078          76,895         53,232
      ---------       ---------       -------        --------       --------

         39,987          60,272         7,316          65,324         54,754
           (630)           (559)           (7)           (572)          (268)
        (33,344)        (33,875)         (323)        (23,057)       (12,505)
        396,413          56,567        19,597         111,147         56,084
       (449,369)       (102,582)       (4,217)        (59,550)       (28,461)
      ---------       ---------       -------        --------       --------

        (46,943)        (20,177)       22,366          93,292         69,604
      ---------       ---------       -------        --------       --------
         51,199          (4,449)       24,444         170,187        122,836

        487,983         492,432            --         300,246        177,410
      ---------       ---------       -------        --------       --------
      $ 539,182       $ 487,983       $24,444        $470,433       $300,246
      =========       =========       =======        ========       ========


           GROWTH & INCOME                  INDEX 500
           STOCK DIVISION                STOCK DIVISION
     ---------------------------   ---------------------------

      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         1999           1998           1999           1998
---  ---------------------------------------------------------
       $ 46,514       $   (545)     $   16,076     $   20,995
          5,902          2,454          24,827         15,353
        (24,965)        67,034         206,443        198,764
       --------       --------      ----------     ----------
         27,451         68,943         247,346        235,112
       --------       --------      ----------     ----------
         59,687         73,068         167,133        152,424
           (868)          (642)         (2,567)        (1,910)
        (27,142)       (19,173)        (85,802)       (53,430)
         73,083         63,150         223,692        154,924
        (74,859)       (46,768)       (169,952)      (115,601)
       --------       --------      ----------     ----------
         29,901         69,635         132,504        136,407
       --------       --------      ----------     ----------
         57,352        138,578         379,850        371,519
        423,325        284,747       1,170,970        799,451
       --------       --------      ----------     ----------
       $480,677       $423,325      $1,550,820     $1,170,970
       ========       ========      ==========     ==========

                                     B- 14        Account B Financial Statements

NML VARIABLE ANNUITY ACCOUNT B

  Statement of Changes in Equity
          (in thousands)
                                          BALANCED DIVISION            HIGH YIELD BOND DIVISION          SELECT BOND DIVISION
                                     ----------------------------    ----------------------------    ----------------------------
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            (CONTINUED)                  1999            1998            1999            1998            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income............   $  251,757      $  114,567       $ 12,252        $ 12,575        $ 17,546        $ 12,142
  Net Realized gain (loss).........       38,856          24,370         (4,630)             87             294             687
  Net Change in unrealized
    appreciation (depreciation)....      (29,796)        248,726         (9,614)        (18,317)        (22,857)           (465)
                                      ----------      ----------       --------        --------        --------        --------
Increase (Decrease) in Equity
  Derived from Investment
  Activity.........................      260,817         387,663         (1,992)         (5,655)         (5,017)         12,364
                                      ----------      ----------       --------        --------        --------        --------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments....      228,829         220,919         14,760          40,941          27,862          33,881
  Annuity Payments.................       (7,284)         (6,278)          (308)           (301)           (729)           (570)
  Surrenders and Other (net).......     (176,628)       (153,449)        (8,909)         (8,012)        (17,847)        (13,382)
  Transfers from Other Divisions or
    Sponsor........................      130,806         103,591         17,472          39,779          38,916          50,470
  Transfers to Other Divisions or
    Sponsor........................     (181,406)       (133,506)       (42,377)        (31,044)        (50,320)        (36,471)
                                      ----------      ----------       --------        --------        --------        --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions.....................       (5,683)         31,277        (19,362)         41,363          (2,118)         33,928
                                      ----------      ----------       --------        --------        --------        --------
Net Increase (Decrease) in
  Equity...........................      255,134         418,940        (21,354)         35,708          (7,135)         46,292

EQUITY
  Beginning of Period..............    2,621,697       2,202,757        136,369         100,661         238,257         191,965
                                      ----------      ----------       --------        --------        --------        --------
  End of Period....................   $2,876,831      $2,621,697       $115,015        $136,369        $231,122        $238,257
                                      ==========      ==========       ========        ========        ========        ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

Account B Financial Statements       B- 15

                                       RUSSELL              RUSSELL          RUSSELL             RUSSELL             RUSSELL
                                  MULTI-STYLE EQUITY   AGGRESSIVE EQUITY     NON-U.S.     REAL ESTATE SECURITIES    CORE BOND
     MONEY MARKET DIVISION            DIVISION#            DIVISION#        DIVISION #          DIVISION#           DIVISION #
-------------------------------   ------------------   -----------------   ------------   ----------------------   ------------
                                     EIGHT MONTHS        EIGHT MONTHS      EIGHT MONTHS        EIGHT MONTHS        EIGHT MONTHS
     YEAR ENDED     YEAR ENDED          ENDED                ENDED            ENDED               ENDED               ENDED
    DECEMBER 31,   DECEMBER 31,      DECEMBER 31,        DECEMBER 31,      DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
        1999           1998              1999                1999              1999                1999                1999
-------------------------------------------------------------------------------------------------------------------------------
     $   9,172      $   6,669          $ 1,308              $    16          $   544              $  227             $   466
            --             --               --                  (17)             130                 (62)                 (1)
            --             --            1,788                1,221            2,706                (231)               (465)
     ---------      ---------          -------              -------          -------              ------             -------
         9,172          6,669            3,096                1,220            3,380                 (66)                 --
     ---------      ---------          -------              -------          -------              ------             -------

       122,518         73,549           16,904                4,683            5,356               2,060               5,715
          (359)          (184)             (24)                  (3)              (6)                 (2)                 (8)
       (46,116)       (21,355)            (279)                 (12)               8                 (96)                (84)
       568,077        230,774           33,711               11,989           21,654               6,530              10,291
      (570,187)      (217,873)          (4,479)              (1,531)          (7,493)             (1,760)             (2,246)
     ---------      ---------          -------              -------          -------              ------             -------
        73,933         64,911           45,833               15,126           19,519               6,732              13,668
     ---------      ---------          -------              -------          -------              ------             -------
        83,105         71,580           48,929               16,346           22,899               6,666              13,668

       205,586        134,006               --                   --               --                  --                  --
     ---------      ---------          -------              -------          -------              ------             -------
     $ 288,691      $ 205,586          $48,929              $16,346          $22,899              $6,666             $13,668
     =========      =========          =======              =======          =======              ======             =======

                                     B- 16        Account B Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 1999

NOTE 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Beginning March 31, 1995, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

The Funds are open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in Funds shares are accounted for on the trade date. The basis for determining cost on sale of the Fund shares is identified cost. Purchases and sales of the Funds shares for the period ended December 31, 1999 by each Division are shown below:

       DIVISIONS             PURCHASES         SALES
       ---------             ---------         -----
Small Cap Growth
  Stock.................    $ 38,296,546    $    845,567
Aggressive Growth
  Stock.................      34,771,762     104,562,461
International Equity....     384,796,045     367,729,044
Index 400 Stock.........      23,338,058         724,505
Growth Stock............     108,687,411       5,055,604
Growth & Income Stock...      95,275,712      18,290,526
Index 500 Stock.........     182,480,585      33,272,697
Balanced................     353,238,684     105,669,410
High Yield Bond.........      17,862,405      24,902,416
Select Bond.............      38,088,064      22,743,183
Money Market............     442,385,056     359,078,119
Russell Multi-Style
  Equity Fund...........      47,166,840          18,127
Russell Aggressive
  Equity Fund...........      15,399,751         250,029
Russell Non-U.S. Fund...      21,739,048       1,672,878
Russell Real Estate
  Securities Fund.......       7,618,762         659,336
Russell Core Bond
  Fund..................      14,168,221          31,074

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rate, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts.

Notes to Financial Statements        B- 17

For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Deposit in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

                                     B- 18         Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 1999
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                                                                                   CONTRACTS ISSUED:
                                                       CONTRACTS ISSUED:                      AFTER DECEMBER 16, 1981 AND
                                                  PRIOR TO DECEMBER 17, 1981                    PRIOR TO MARCH 31, 1995
                                            ---------------------------------------    -----------------------------------------
                                            ACCUMULATION       UNITS                   ACCUMULATION       UNITS
                DIVISION                     UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock..................     $1.851783           215       $    398     $1.845580         13,315      $   24,574
Aggressive Growth Stock.................      5.679928           987          5,606      5.427804        118,954         645,659
International Equity....................      2.375600         1,529          3,632      2.297694        143,591         329,928
Index 400 Stock.........................      1.122676            66             74      1.118909          7,870           8,806
Growth Stock............................      3.099518           595          1,844      3.012947         66,688         200,927
Growth and Income Stock.................      2.600855           645          1,678      2.528256         83,677         211,557
Index 500 Stock.........................      5.146736         9,856         50,727      4.918509        165,311         813,084
Balanced................................      8.176347         5,216         42,649      7.473141        281,204       2,101,477
High Yield Bond.........................      1.563339           128            200      1.519653         25,580          38,873
Select Bond.............................      7.656679           844          6,462      6.996057         17,091         119,570
Money Market............................      2.767058         1,360          3,763      2.528768         52,169         131,923
Russell Multi-Style Equity..............      1.070614           244            261      1.067018         14,784          15,775
Russell Aggressive Equity...............      1.103591           108            119      1.099895          6,268           6,894
Russell Non-U.S. .......................      1.247160            34             42      1.242993          7,403           9,202
Russell Real Estate Securities..........      0.922768             2              2      0.919674          2,244           2,064
Russell Core Bond.......................      0.986452             2              2      0.983142          3,415           3,357
                                                                           --------                                   ----------
  Equity................................                                    117,459                                    4,663,670
  Annuity Reserves......................                                      5,907                                       76,161
                                                                           --------                                   ----------
  Total Equity..........................                                   $123,366                                   $4,739,831
                                                                           ========                                   ==========

                                                       CONTRACTS ISSUED:                           CONTRACTS ISSUED:
                                                  ON OR AFTER MARCH 31, 1995                  ON OR AFTER MARCH 31, 1995
                                                      FRONT LOAD VERSION                           BACK LOAD VERSION
                                            ---------------------------------------    -----------------------------------------
                                            ACCUMULATION       UNITS                   ACCUMULATION       UNITS
                DIVISION                     UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock..................     $1.856086         5,929       $ 11,005     $1.845580          6,829      $   12,603
Aggressive Growth Stock.................      2.661899        38,181        101,634      5.427804         50,370         273,398
International Equity....................      1.964300        32,351         63,547      2.297694         59,168         135,950
Index 400 Stock.........................      1.125296         6,253          7,036      1.118909          7,577           8,478
Growth Stock............................      2.898070        29,613         85,821      3.012947         58,031         174,844
Growth and Income Stock.................      2.431081        34,269         83,311      2.528256         69,826         176,538
Index 500 Stock.........................      3.127888        64,985        203,266      4.918509         93,537         460,064
Balanced................................      2.117903       102,079        216,192      7.473141         60,554         452,529
High Yield Bond.........................      1.483036        17,636         26,155      1.519653         31,364          47,662
Select Bond.............................      1.331215        29,870         39,763      6.996057          8,674          60,684
Money Market............................      1.259407        57,765         72,750      2.528768         30,819          77,934
Russell Multi-Style Equity..............      1.073107        14,702         15,777      1.067018         15,269          16,292
Russell Aggressive Equity...............      1.106159         4,174          4,617      1.099895          4,194           4,613
Russell Non-U.S.........................      1.250059         5,811          7,264      1.242993          4,937           6,137
Russell Real Estate Securities..........      0.924920         2,829          2,617      0.919674          2,073           1,906
Russell Core Bond.......................      0.988747         5,501          5,439      0.983142          4,595           4,518
                                                                           --------                                   ----------
  Equity................................                                    946,194                                    1,914,150
  Annuity Reserves......................                                     10,174                                       34,707
                                                                           --------                                   ----------
  Total Equity..........................                                   $956,368                                   $1,948,857
                                                                           ========                                   ==========

Notes to Financial Statements        B- 19

[PRICEWATERHOUSECOOPERS LLP - LETTERHEAD]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 1999, the results of each of their operations for each of the two years on the period then ended and the changes in each of their equity for the two years or the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1999 with Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds, provide a reasonable basis for the opinion expressed above.

[PRICEWATERHOUSECOOPERS LLP]

Milwaukee, Wisconsin
January 27, 2000

Accountants' Report                  B- 20

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                 1999          1998
-------------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $36,792       $34,888
  Common and preferred stocks...............................      7,108         6,062
  Mortgage loans............................................     13,416        12,250
  Real estate...............................................      1,666         1,481
  Policy loans..............................................      7,938         7,580
  Other investments.........................................      3,443         2,353
  Cash and temporary investments............................      1,159         1,275
                                                                -------       -------
    TOTAL INVESTMENTS.......................................     71,522        65,889
  Due and accrued investment income.........................        893           827
  Other assets..............................................      1,409         1,313
  Separate account assets...................................     12,161         9,966
                                                                -------       -------
    TOTAL ASSETS............................................    $85,985       $77,995
                                                                =======       =======
LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $56,246       $51,815
  Policy benefit and premium deposits.......................      1,746         1,709
  Policyowner dividends payable.............................      3,100         2,870
  Interest maintenance reserve..............................        491           606
  Asset valuation reserve...................................      2,371         1,994
  Income taxes payable......................................      1,192         1,161
  Other liabilities.........................................      3,609         3,133
  Separate account liabilities..............................     12,161         9,966
                                                                -------       -------
    TOTAL LIABILITIES.......................................     80,916        73,254
  Surplus...................................................      5,069         4,741
                                                                -------       -------
    TOTAL LIABILITIES AND SURPLUS...........................    $85,985       $77,995
                                                                =======       =======


   The Accompanying Notes are an Integral Part of these Financial Statements


                                    Consolidated Statement of Financial Position

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                               1999        1998        1997
---------------------------------------------------------------------------------------------
REVENUE
  Premiums and deposits.....................................  $ 8,344     $ 8,021     $ 7,294
  Net investment income.....................................    4,766       4,536       4,171
  Other income..............................................      970         922         861
                                                              -------     -------     -------
      TOTAL REVENUE.........................................   14,080      13,479      12,326
                                                              -------     -------     -------
BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........    4,023       3,602       3,329
  Net additions to policy benefit reserves..................    4,469       4,521       4,026
  Net transfers to separate accounts........................      516         564         566
                                                              -------     -------     -------
      TOTAL BENEFITS........................................    9,008       8,687       7,921
  Operating expenses........................................    1,287       1,297       1,138
                                                              -------     -------     -------
      TOTAL BENEFITS AND EXPENSES...........................   10,295       9,984       9,059
                                                              -------     -------     -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......    3,785       3,495       3,267
Policyowner dividends.......................................    3,091       2,869       2,636
                                                              -------     -------     -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................      694         626         631
Income tax expense..........................................      203         301         356
                                                              -------     -------     -------
      NET GAIN FROM OPERATIONS..............................      491         325         275
Net realized capital gains..................................      846         484         414
                                                              -------     -------     -------
      NET INCOME............................................  $ 1,337     $   809     $   689
                                                              =======     =======     =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Operations B- 22

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                       FOR THE YEAR ENDED
                                                                          DECEMBER 31,
                                                                --------------------------------
                                                                 1999         1998         1997
------------------------------------------------------------------------------------------------
BEGINNING OF YEAR...........................................    $4,741       $4,101       $3,515
  Net income................................................     1,337          809          689
  Increase (decrease) in net unrealized gains...............       213         (147)         576
  Increase in investment reserves...........................      (377)         (20)        (526)
  Charge-off of goodwill (Note 7)...........................      (842)          --           --
  Other, net................................................        (3)          (2)        (153)
                                                                ------       ------       ------
  NET INCREASE IN SURPLUS...................................       328          640          586
                                                                ------       ------       ------
END OF YEAR BALANCE.........................................    $5,069       $4,741       $4,101
                                                                ======       ======       ======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                    Consolidated Statement of Changes in Surplus

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                                                -----------------------------------
                                                                 1999          1998          1997
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 9,260       $ 8,876       $ 8,093
  Investment income received................................      4,476         4,216         3,928
  Disbursement of policy loans, net of repayments...........       (358)         (416)         (360)
  Benefits paid to policyowners and beneficiaries...........     (4,012)       (3,572)       (3,316)
  Net transfers to separate accounts........................       (516)         (564)         (565)
  Policyowner dividends paid................................     (2,862)       (2,639)       (2,347)
  Operating expenses and taxes..............................     (1,699)       (1,749)       (1,722)
  Other, net................................................        (56)          (83)          124
                                                                -------       -------       -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,233         4,069         3,835
                                                                -------       -------       -------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     20,788        28,720        38,284
     Common and preferred stocks............................     13,331        10,359         9,057
     Mortgage loans.........................................      1,356         1,737         1,012
     Real estate............................................        216           159           302
     Other investments......................................        830           768           398
                                                                -------       -------       -------
                                                                 36,521        41,743        49,053
                                                                -------       -------       -------
  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     22,849        30,873        41,169
     Common and preferred stocks............................     13,794         9,642         9,848
     Mortgage loans.........................................      2,500         3,135         2,309
     Real estate............................................        362           268           202
     Other investments......................................      1,864           567           359
                                                                -------       -------       -------
                                                                 41,369        44,485        53,887
                                                                -------       -------       -------
  Net increase (decrease) in securities lending and other...        499          (624)          440
                                                                -------       -------       -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,349)       (3,366)       (4,394)
                                                                -------       -------       -------
       NET (DECREASE) INCREASE IN CASH AND TEMPORARY
        INVESTMENTS.........................................       (116)          703          (559)
Cash and temporary investments, beginning of year...........      1,275           572         1,131
                                                                -------       -------       -------
Cash and temporary investments, end of year.................    $ 1,159       $ 1,275       $   572
                                                                =======       =======       =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Cash Flows B- 24

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 1999, 1998 and 1997

NOTE 1 -- BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is now considering amendments to Codification that would also be effective upon implementation. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded). The Office of the Commissioner of Insurance of the State of Wisconsin ("OCI") intends to adopt Codification effective January 1, 2001. The Company has not determined the potential effect of Codification, and the eventual effect of adoption could differ if changes are made prior to the effective date of January 1, 2001.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at cost, and unconsolidated subsidiaries are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost, less depreciation and encumbrances, or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS

Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Unrealized investment gains and losses include changes in the fair

                            Notes to Consolidated Statutory Financial Statements
value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

INVESTMENT RESERVES

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. In addition, the Company maintained a $200 million voluntary investment reserve at each of December 31, 1999 and 1998 to absorb potential investment losses exceeding those considered by the AVR formula. Increases or decreases in these investment reserves are recorded directly to surplus.

SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME

Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES

Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS

Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain financial statement balances for 1998 and 1997 have been reclassified to conform to the current year presentation.

Notes to Consolidated Statutory Financial Statements

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.
Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 1999 and 1998 were as follows:


                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======


                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1998      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,904      $  461      $   (11)     $ 4,354
Mortgage-backed
  securities.........     7,357         280          (15)       7,622
Corporate and other
  debt securities....    23,627       1,240         (382)      24,485
                        -------      ------      -------      -------
                         34,888       1,981         (408)      36,461
Preferred stocks.....       189           4           (1)         192
                        -------      ------      -------      -------
     Total...........   $35,077      $1,985      $  (409)     $36,653
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 1999 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   STATEMENT    ESTIMATED
                                     VALUE      FAIR VALUE
                                   ---------    ----------
                                        (IN MILLIONS)
Due in one year or less..........   $   931      $   942
Due after one year through five
  years..........................     5,420        5,412
Due after five years through ten
  years..........................    11,168       10,796
Due after ten years..............    11,622       11,059
                                    -------      -------
                                     29,141       28,209
Mortgage-backed securities.......     7,736        7,545
                                    -------      -------
                                    $36,877      $35,754
                                    =======      =======

STOCKS

The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 1999 and 1998 was $4.9 billion and $4.3 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 1999 and 1998 was $13.2 billion and $12.9 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1999 and 1998, real estate includes $39 million and $61 million, respectively, acquired through foreclosure and $114 million and $120 million, respectively, of home office real estate.

                            Notes to Consolidated Statutory Financial Statements

REALIZED AND UNREALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1999, 1998 and 1997 were as follows:


                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1999
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  219      $(404)      $ (185)
Common and preferred
  stocks..................      1,270       (255)       1,015
Mortgage loans............         22        (12)          10
Real estate...............         92         --           92
Other invested assets.....        308       (189)         119
                               ------      -----       ------
                               $1,911      $(860)       1,051
                               ======      =====       ------
Less: Capital gains
  taxes...................                                244
Less: IMR (losses)
  gains...................                                (39)
                                                       ------
Net realized capital
  gains...................                             $  846
                                                       ======



                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1998
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  514      $(231)      $  283
Common and preferred
  stocks..................        885       (240)         645
Mortgage loans............         18        (11)           7
Real estate...............         41         --           41
Other invested assets.....        330       (267)          63
                               ------      -----       ------
                               $1,788      $(749)       1,039
                               ======      =====       ------
Less: Capital gains
  taxes...................                                358
Less: IMR (losses)
  gains...................                                197
                                                       ------
Net realized capital
  gains...................                             $  484
                                                       ======



                                     FOR THE YEAR ENDED
                                     DECEMBER 31, 1997
                              --------------------------------
                                                        NET
                                                      REALIZED
                              REALIZED    REALIZED     GAINS
                               GAINS       LOSSES     (LOSSES)
                              --------    --------    --------
                                       (IN MILLIONS)
Bonds.....................     $  518      $(269)       $249
Common and preferred
  stocks..................        533       (150)        383
Mortgage loans............         14        (14)         --
Real estate...............        100         (2)         98
Other invested assets.....        338       (105)        233
                               ------      -----        ----
                               $1,503      $(540)        963
                               ======      =====        ----
Less: Capital gains
  taxes...................                               340
Less: IMR (losses)
  gains...................                               209
                                                        ----
Net realized capital
  gains...................                              $414
                                                        ====


Changes in unrealized net investment gains and losses for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                    FOR THE YEAR ENDED
                                       DECEMBER 31,
                                  ----------------------
                                  1999     1998     1997
                                  ----     ----     ----
                                      (IN MILLIONS)
Bonds.........................    $(178)   $ (97)   $ 43
Common and preferred stocks...      415       29     528
Mortgage loans................      (10)     (16)     (7)
Real estate...................       (2)      --      --
Other.........................      (12)     (63)     12
                                  -----    -----    ----
                                  $ 213    $(147)   $576
                                  =====    =====    ====

SECURITIES LENDING

The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $2.1 billion and $1.5 billion, respectively, are included in the consolidated statements of financial position at December 31, 1999 and 1998, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 11.3% (11.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1999 and 1998, the fair value of the Company's investment in MGIC exceeded the statement value of $201 million and $180 million, respectively, by $518 million and $296 million, respectively.

In August 1998, the Company delivered 8.9 million shares of MGIC to a brokerage firm to settle a forward contract. In conjunction with the settlement, the Company recorded a $114 million realized gain.

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps.

Notes to Consolidated Statutory Financial Statements

The Company held the following positions for hedging purposes at December 31, 1999 and 1998:

                                                NOTIONAL AMOUNTS
                                           ---------------------------
                                           DECEMBER 31,   DECEMBER 31,
     DERIVATIVE FINANCIAL INSTRUMENT           1999           1998                     RISKS REDUCED
     -------------------------------       ------------   ------------                 -------------
                                                  (IN MILLIONS)
Foreign Currency
  Forward Contracts......................      $967           $601       Currency exposure on foreign-denominated
                                                                         investments
Common Stock Futures.....................       620            657       Stock market price fluctuation.
Bond Futures.............................        50            379       Bond market price fluctuation.
Options to acquire Interest Rate Swaps...       419            419       Interest rates payable on certain annuity
                                                                         and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................       203             94       Interest rates on variable rate notes and
                                                                         currency exposure on foreign-denominated
                                                                         bonds.
Default Swaps............................        52             --       Default exposure on certain bond
                                                                         investments.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1999 and 1998. The notional amount of equity swaps outstanding at December 31, 1999 and 1998 was $136 million and $138 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. There is no statement value reported for interest rate swaps, bond futures and options to acquire interest rate swaps prior to the settlement of the contract, at which time realized gains and losses are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized losses of $55 million and $104 million, respectively, and net unrealized gains (losses) of $17 million and $(58) million, respectively, on derivative instruments. The effect of derivative instruments in 1997 was not material to the Company's results of operations.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS

The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of
                            Notes to Consolidated Statutory Financial Statements

January 1, 1999, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $109 million and $98 million for nonqualified defined benefit plans at December 31, 1999 and 1998, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $31 million, $29 million and $27 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 1999, 1998 and 1997, respectively. The defined benefit and defined contribution plans' assets of $2.2 billion and $1.9 billion at December 31, 1999 and 1998, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 1999, 1998 and 1997 were a net expense (benefit) of $5.0 million, $1.8 million and ($1.3) million, respectively.

                            DECEMBER 31,         DECEMBER 31,
                                1999                 1998
                         ------------------   ------------------
Unfunded postretirement
  benefit obligation
  for retirees and
  other fully eligible
  employees (Accrued in
  statement of
  financial
  position)............  $40 million          $35 million
Estimated
  postretirement
  benefit obligation
  for active non-vested
  employees (Not
  accrued until
  employee vests)......  $68 million          $56 million
Discount rate..........  7%                   7%
Health care cost trend   10% to an ultimate   10% to an ultimate
  rate.................  5%, declining 1%     5%, declining 1%
                         for 5 years          for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1999 and 1998 would have been increased by $6 million and $5 million, respectively.

At December 31, 1999 and 1998, the recorded postretirement benefit obligation was reduced by $28 million and $23 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

NOTE 5 -- REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 1999 and 1998 were reported net of ceded reserves of $584 million and $518 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1999, 1998 and 1997 was as follows:

                                1999     1998     1997
                               ------   ------   ------
                                    (IN MILLIONS)
Direct premiums and
  deposits...................  $8,785   $8,426   $7,647
Premiums ceded...............    (441)    (405)    (353)
                               ------   ------   ------
Net premium and deposits.....  $8,344   $8,021   $7,294
                               ======   ======   ======
Benefits to policyowners and
  beneficiaries..............   9,205   $8,869   $8,057
Benefits ceded...............    (197)    (182)    (136)
                               ------   ------   ------
Net benefits to policyowners
  and beneficiaries..........  $9,008   $8,687   $7,921
                               ======   ======   ======

In addition, the Company received $133 million, $121 million and $115 million for the years ended December 31, 1999, 1998 and 1997, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition

Notes to Consolidated Statutory Financial Statements of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 1999, 1998 and 1997 was 29%, 48%, and 56% respectively. In 1999, the effective rate was less than the federal corporate rate of 35% due primarily to differences between book and tax investment income. In 1998 and 1997, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $950 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 1999, the Company charged-off directly from surplus approximately $842 million, representing the total goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 1999, the Company transferred appreciated equity investments to a wholly-owned subsidiary as a capital contribution to the subsidiary. A realized capital gain of $287 million was recorded on this transaction based on the fair value of the assets upon transfer.

NOTE 8 -- CONTINGENCIES

The Company has guaranteed certain obligations of its other affiliates. These guarantees totaled approximately $101 million at December 31, 1999 and are generally supported by the underlying net asset values of the affiliates.

In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.9 billion at December 31, 1999 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial position.

                            Notes to Consolidated Statutory Financial Statements

[PRICEWATERHOUSECOOPERS LLP - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1999 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1999 and 1998 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, on the basis of accounting described in Note 1.

/s/ PriceWaterhousecoopers LLP

January 24, 2000



Accountants' Report                  B- 32

                                TABLE OF CONTENTS



                                                                     PAGE
                                                                     ----

DISTRIBUTION OF THE CONTRACTS.........................................B-2

DETERMINATION OF ANNUITY PAYMENTS.....................................B-2
      Amount of Annuity Payments......................................B-2
      Annuity Unit Value..............................................B-3
      Illustrations of Variable Annuity Payments......................B-3

VALUATION OF ASSETS OF THE ACCOUNT....................................B-4

TRANSFERABILITY RESTRICTIONS..........................................B-4

PERFORMANCE DATA......................................................B-4

EXPERTS...............................................................B-7

FINANCIAL STATEMENTS OF THE ACCOUNT...................................B-8
(for the two years ended December 31, 1999)

REPORT OF INDEPENDENT ACCOUNTANTS....................................B-20
(for the two years ended December 31, 1999)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL..........................B-21
(for the three years ended December 31, 1999)

REPORT OF INDEPENDENT ACCOUNTANTS....................................B-32
(for the three years ended December 31, 1999)

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements
                  The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

                  NML Variable Annuity Account B
                  (for the two years ended December 31, 1999)
                   Statement of Assets and Liabilities
                   Statement of Operations
                   Changes in Equity
                   Notes to Financial Statements
                   Report of Independent Accountants

                  The Northwestern Mutual Life Insurance Company
                  (for the three years ended December 31, 1999)
                   Consolidated Statement of Financial Position
                   Consolidated Statement of Operations
                   Consolidated Statement of Changes in Surplus
                   Consolidated Statement of Cash Flows
                   Notes to Consolidated Statutory Financial Statements Report of Independent Accountants

         (b)      Exhibits

         Exhibit B(10)        Consent of PricewaterhouseCoopers LLP

         The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated January 27, 2000, and are incorporated herein by reference:

         Exhibit  B(4)(a)     Flexible Payment Variable Annuity Front Load
                              Contract, RR.V.B. (032000), including Amendment to
                              Qualify as an Annuity for non-tax qualified business (sex neutral)

         Exhibit B(4)(a)(1)   Flexible Payment Variable Annuity Back Load
                              Contract, RR.V.B. (032000), including Amendment to
                              Qualify as an Annuity for non-tax qualified business (sex neutral)

         Exhibit B(4)(b)      Variable Annuity Front Load and Back Load Contract
                              Payment Rate Tables, RR.V.A.B. (032000), included in Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

         Exhibit B(4)(c)      Enhanced Death Benefit for Front Load and Back
                              Load Contracts, VA.EDB.(032000), included in
                              Exhibits B(4)(a) and B(4)(a)(1) above

         Exhibit B(4)(d)      Waiver of Withdrawal Charge for Back Load
                              Contract, VA.WWC.(032000), included in Exhibit
                              B(4)(a)(1) above

         Exhibit B(5)         Application forms for Front Load and Back Load
                              Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 57 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated February 25, 1999, and are incorporated herein by reference:

         Exhibit B(8)(a)      Form of Participation Agreement Among Russell
                              Insurance Funds, Russell Fund Distributors, Inc.
                              and The Northwestern Mutual Life Insurance Company

         Exhibit B(8)(b)      Form of Administrative Service Fee Agreement
                              between The Northwestern Mutual Life Insurance
                              Company and Frank Russell Company

         The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference:

         Exhibit A(6)(b)      Amended By-Laws of The Northwestern Mutual Life
                              Insurance Company dated January 28, 1998

          The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

         Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

         Exhibit A(3)(A)       Distribution Contract

         The following exhibit was filed in electronic format with Post-Effective Amendment No. 52 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated November 13, 1995, and is incorporated herein by reference:

         EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

         The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of March 1, 2000 without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                       Business Address
----                                       ----------------
R. Quintus Anderson                        Aarque Capital Corporation
                                           20 West Fairmount Avenue
                                           P.O. Box 109
                                           Lakewood, NY 14750-0109

Edward E. Barr                             Sun Chemical Corporation
                                           222 Bridge Plaza South
                                           Fort Lee, NJ  07024

Gordon T. Beaham III                       Faultless Starch/Bon Ami Co.
                                           1025 West Eighth Street
                                           Kansas City, MO 64101

Robert C. Buchanan                         Fox Valley Corporation
                                           100 West Lawrence Street
                                           P.O. Box 727
                                           Appleton, WI  54911

George A. Dickerman                        Spalding Sports Worldwide
                                           425 Meadow Street
                                           P.O. Box 901
                                           Chicopee, MA  01021-0901

Pierre S. du Pont                          Richards, Layton and Finger
                                           P.O. Box 551
                                           1 Rodney Square
                                           Wilmington, DE 19899

James D. Ericson                           The Northwestern Mutual Life
                                           Insurance Company
                                           720 East Wisconsin Avenue
                                           Milwaukee, WI 53202

J. E. Gallegos                             Gallegos Law Firm
                                           460 St. Michaels Drive
                                           Building 300
                                           Santa Fe, NM 87505

Stephen N. Graff                           805 Lone Tree Road
                                           Elm Grove, WI 53122-2014

Patricia Albjerg Graham                    Graduate School of Education
                                           Harvard University
                                           420 Gutman
                                           Cambridge, MA 02138

Stephen F. Keller                          101 South Las Palmas Avenue
                                           Los Angeles, CA 90004

Barbara A. King                            Landscape Structures, Inc.
                                           Route 3
                                           601 - 7th Street South
                                           Delano, MN 55328

J. Thomas Lewis                            228 St. Charles Avenue
                                           Suite 1024
                                           New Orleans, LA 70130

Daniel F. McKeithan, Jr.                   Tamarack Petroleum Company, Inc.
                                           Suite 1920
                                           777 East Wisconsin Avenue
                                           Milwaukee, WI 53202

Guy A. Osborn                              Universal Foods Corp.
                                           433 East Michigan Street
                                           Milwaukee, WI 53202

Timothy D. Proctor                         Diageo plc
                                           8 Henrietta Place
                                           London W1M  9AG
                                           United Kingdom

H. Mason Sizemore, Jr.                     The Seattle Times
                                           Fairview Avenue North and John Street
                                           P.O. Box 70
                                           Seattle, WA  98109

Harold B. Smith, Jr.                       Illinois Tool Works, Inc.
                                           3600 West Lake Avenue
                                           Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                     Carolina Power & Light Company
                                           411 Fayetteville Street Mall
                                           P.O. Box 1551
                                           Raleigh, NC  27602

Peter M. Sommerhauser                      Godfrey & Kahn, S.C.
                                           780 North Water Street
                                           Milwaukee, WI 53202-3590

John E. Steuri                             Advanced Thermal Technologies
                                           2102 Riverfront Drive, Suite 120
                                           Little Rock, AR  72202-1747

John J. Stollenwerk                        Allen-Edmonds Shoe Corporation
                                           201 East Seven Hills Road
                                           P.O. Box 998
                                           Port Washington, WI 53074-0998

Barry L. Williams                          Williams Pacific Ventures, Inc.
                                           100 First Street
                                           Suite 2350
                                           San Francisco, CA 94105

Kathryn D. Wriston                         c/o Shearman & Sterling
                                           599 Lexington Avenue
                                           Room 1126
                                           New York, NY 10022

Edward J. Zore                             The Northwestern Mutual Life
                                           Insurance Company
                                           720 East Wisconsin Avenue
                                           Milwaukee, WI 53202


EXECUTIVE OFFICERS

         Name                                      Title
Deborah A. Beck                             Senior Vice President
William H. Beckley                          Senior Vice President
Robert J. Berdan                            Vice President
John M. Bremer                              Executive Vice President, General Counsel and Secretary
Peter W. Bruce                              Executive Vice President
Steven T. Catlett                           Vice President
Mark G. Doll                                Senior Vice President
Thomas E. Dyer                              Vice President
James D. Ericson                            President and Chief Executive Officer, Trustee
Richard L. Hall                             Senior Vice President
William C. Koenig, FSA                      Senior Vice President and Chief Actuary
Gary E. Long                                Vice President and Controller
Susan A. Lueger                             Vice President
Meridee J. Maynard                          Vice President
Donald L. Mellish                           Senior Vice President
Bruce L. Miller                             Senior Vice President
Gregory C. Oberland                         Vice President
Barbara F. Piehler                          Vice President
James F. Reiskytl                           Vice President
Mason G. Ross                               Senior Vice President
John E. Schlifske                           Vice President
Leonard F. Stecklein                        Senior Vice President - Policyowner Services
Frederic H. Sweet                           Senior Vice President
J. Edward Tippetts                          Vice President
Martha M. Valerio                           Vice President
W. Ward White                               Vice President
Walt J. Wojcik                              Senior Vice President
Edward J. Zore                              Executive Vice President and Trustee


OTHER OFFICERS

Name                                                 Title
John M. Abbott                              Associate Director - Benefits Research
Carl G. Amick                               Director - Disability Benefits
Thomas R. Anderson                          Vice President - Marketing
Maria J. Avila                              Assistant Controller
Michael J. Backus                           Associate Director - Information Systems
John E. Bailey                              Senior Actuary
Nicholas H. Bandow                          Assistant Director - Information Systems
Lynn F. Bardele                             Assistant Director - Field Training & Development
Margaret A. Barkley                         Assistant Director
Walter L. Barlow                            Assistant Director - Education

Rebekah B. Barsch                           Director - NML Foundation
Sandra L. Barton                            Assistant Director - Marketing
Bradford P. Bauer                           Assistant Director - Advanced Marketing
Beth M. Berger                              Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                       Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                             Assistant Director
D. Rodney Bluhm                             Assistant General Counsel
Jessica J. Borgmann                         Assistant Director - Agency Recruiting
Willette Bowie                              Employee Relations Director
Martin R. Braasch                           Director - Underwriting Standards & Services
Patricia R. Braeger                         Associate Director - Information Systems
James A. Brewer                             Investment Research Officer
William J. Buholzer                         Employee Relations Director
Michael S. Bula                             Assistant General Counsel
Jerry C. Burg                               Associate Director - Field Benefits
Pency P. Byhardt                            Assistant Director - New Business
Gregory B. Bynan                            Director - Corporate Services
Kim M. Cafaro                               Assistant General Counsel & Assistant Secretary
John E. Cain                                Assistant Director - Life Benefits
Gwen C. Canady                              Assistant Director-Mutual Funds
Shanklin B. Cannon, M.D.                    Medical Director - Life Products/Research
Terese J. Capizzi                           Assistant Director
Kurt P. Carbon                              Assistant Regional Director
John P. Carrick                             Assistant Director - Investment Services
Michael G. Carter                           Assistant General Counsel & Assistant Secretary
William W. Carter                           Associate Actuary
John E. Caspari                             Assistant Director - Advertising & Corporate
                                              Information
Walter J. Chossek                           Associate Controller
Thomas R. Christenson                       Director - Advanced Marketing
Eric P. Christophersen                      Associate Director
Alan E. Close                               Associate Controller
Carolyn M. Colbert                          Assistant Director - New Business
Margaret Winter Combe                       Director - Corporate Development
Virginia A. Corwin                          Assistant Director - New Business
Barbara E. Courtney                         Associate Director - Mutual Funds
Dennis J. Darland                           Assistant Director - Disability Income
Thomas H. Davis                             Associate Director - Information Systems
Nicholas De Fino                            Assistant Director
Carol A. Detlaf                             Director - Annuity Administration
Colleen Devlin                              Assistant Director - Communications
Glen W. DeZeeuw                             Director - Agency Services
Joseph Dobering, III                        Director - Underwriting Standards & Services
Jennifer L. Docea                           Actuary
Lisa C. Dodd                                Actuary
Richard P. Dodd                             Assistant Director - Agency
Daniel C. Dougherty                         Director - Personal Markets
Margaret T. Dougherty                       Assistant Director - Information Systems
John R. Dowell                              Director - Workforce Diversity
William O. Drehfal                          Assistant Director - Media Services
Steven J. Dryer                             Associate Director
Jeffrey S. Dunn                             Vice President
John E. Dunn                                Assistant General Counsel & Assistant Secretary

Somayajulu Durvasula                        Associate Director - Field Financial
James R. Eben                               Assistant General Counsel and Assistant Secretary
Magda El Sayed                              Assistant Director - Information Systems
Michael S. Ertz                             Assistant Director - Advanced Marketing
Thomas F. Fadden                            Assistant Director - Information Systems
Christina H. Fiasca                         Director - Policyowner Services
Zenia J. Fieldbinder                        Assistant Director - Annuity Accumulation
Richard F. Fisher                           Senior Actuary
Dennis J. Fitzpatrick                       Director - Advanced Marketing
Jon T. Flaschner                            Director - Policyowner Services
Kate M. Fleming                             Assistant General Counsel & Assistant Secretary
Carol J. Flemma                             Assistant Director - Marketing
John E. Fobes II                            Assistant Director - Agency Services
Donald Forecki                              Investment Officer
Phillip B. Franczyk                         Vice President
Stephen H. Frankel                          Vice President
Anne A. Frigo                               Assistant Director - New Business
Richard R. Garthwait                        Vice President - Field Financial
David L. Georgenson                         Director - Agent Development
Timothy L. Gergens                          Financial Officer
Paulette A. Getschman                       Assistant Director - Policyowner Services
James W. Gillespie                          Vice President
Walter M. Givler                            Director - Corporate Services
Robert P. Glazier                           Director - New Business
Robert K. Gleeson, M.D.                     Vice President - Medical Director
Mark J. Gmach                               Director - Agency
Jason G. Goetze                             Assistant Director - Marketing
David Lee Gosse                             Assistant Director - Disability Benefits
William F. Grady                            Director of Field Finances
John M. Grogan                              Director - Disability Income
Thomas C. Guay                              Director - Field Financial
Gerald A. Haas                              Assistant Director - Information Systems
Patricia Ann Hagen                          Assistant Director - Information Systems
Ronald D. Hagen                             Vice President
Lori A. Hanes                               Director - Human Resources
William M. Harris                           Assistant Regional Director - South
Dennis R. Hart                              Assistant Director - Agent Development
James C. Hartwig                            Vice President - Advanced Marketing
Paul F. Heaton                              Assistant General Counsel & Assistant Secretary
William L. Hegge                            Associate Director of Telecommunications
Wayne F. Heidenreich                        Medical Director
Jacquelyn F. Heise                          Associate Director - Information Systems
Robert L. Hellrood                          Director - New Business
Herbert F. Hellwig                          Assistant Director - Personal Markets
Jane A. Herman                              Director - Term Upgrade
Gary M. Hewitt                              Vice President & Treasurer
Donna R. Higgins                            Associate Director - Information Systems
David L. Hilbert                            Investment Officer
Karla D. Hill                               Human Resource Officer
Susan G. Hill                               Assistant Director
John D. Hillmer                             Assistant Director - Information Systems
Hugh L. Hoffman                             Assistant Director - Information Systems
Richard S. Hoffmann                         Director - Audit

Terence J. Holahan                          Assistant Director - Long Term Care Sales
Bruce Holmes                                Associate Actuary
Elizabeth S. Idleman                        Assistant General Counsel & Assistant Secretary
Scott C. Iodice                             Assistant Director - Agency
Joseph P. Jansky                            Assistant Director - Corporate Planning
Michael D. Jaquint                          Assistant Actuary
Dolores A. Juergens                         Associate Director of Restaurant Operations
Mark Kaprelian                              Assistant General Counsel & Assistant Secretary
Marilyn J. Katz                             Assistant Director - Medical Consultants
John C. Kelly                               Associate Controller
Kevin C. Kennedy                            Assistant Director - Architecture
James B. Kern                               Regional Director - Central Region
Donald C. Kiefer                            Vice President
Jason T. Klawonn                            Assistant Actuary
Allen B. Kluz                               Director - Field Financial
Beatrice C. Kmiec                           Assistant Regional Director - East
James A. Koelbl                             Assistant General Counsel & Assistant Secretary
John L. Kordsmeier                          Director - Policyowner Services
Robert J. Kowalsky                          Chief Architect
Carol L. Kracht                             Assistant General Counsel & Assistant Secretary
Martha Krawczak                             Officer - Life and Disability
Jeffrey J. Krygiel                          Assistant Actuary
Todd L. Laszewski                           Associate Actuary
Patrick J. Lavin                            Director - Disability Benefits
James L. Lavold                             Associate Director - Meetings
Elizabeth J. Lentini                        Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                              Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                       Associate Director - LINK Technical Planning
Paul E. Lima                                Vice President-International Insurance Operations
Steven M. Lindstedt                         Assistant Director - Information Systems
Melissa C. Lloyd                            Assistant Director - Advanced Marketing
James Lodermeier                            Assistant Director - Tax Planning
George R. Loxton                            Assistant General Counsel & Assistant Secretary
Mary M. Lucci                               Director - New Business
Christine M. Lucia                          Human Resources Officer
Mark J. Lucius                              Corporate Information Officer
Merrill C. Lundberg                         Assistant General Counsel & Assistant Secretary
Jon K. Magalska                             Associate Actuary
Jean M. Maier                               Vice President - Life Benefits
Joseph Maniscalco                           Associate Director - Information Systems
Raymond J. Manista                          Assistant General Counsel & Assistant Secretary
Steven C. Mannebach                         Assistant Director - Field Financial Services
Jeffrey S. Marks                            Multi Life, Research & Reinsurance Officer
Steve Martinie                              Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                            Actuarial Products Officer
Shawn P. Mauser                             Assistant Director - Personal Markets
Margaret McCabe                             Director - Policy Benefits Systems
Richard A. McComb                           Director - Human Resources
William L. McCown                           Vice President & Investment Counsel
Paul E. McElwee                             Assistant General Counsel & Assistant Secretary
James L. McFarland                          Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                          Director - Management Development
Allan J. McDonell                           Assistant Director - Equity Compliance

Mark J. McLennon                            Assistant Director
Arthur J. Mees Jr.                          Assistant Actuary
Robert J. Meiers                            Ad Valorem Tax Manager
Larry S. Meihsner                           Assistant General Counsel & Assistant Secretary
Robert G. Meilander                         Vice President
Richard E. Meyers                           Assistant General Counsel
Patricia A. Michel                          Assistant Director - Policyowner Services
Jay W. Miller                               Vice President & Tax Counsel
Sara K. Miller                              Vice President
Jill Mocarski                               Associate Medical Director
Tom M. Mohr                                 Director of Policyowner Services - South
Richard C. Moore                            Associate Actuary
Scott J. Morris                             Assistant General Counsel & Assistant Secretary
Sharon A. Morton                            Investment Officer
Adrian J. Mullin                            Assistant Director - Personal Markets
Timothy P. Murphy                           Assistant Director-Marketing
Randolph J. Musil                           Assistant Director - Advanced Marketing
John E. Muth                                Assistant Director - Advanced Marketing
David K. Nelson                             Assistant General Counsel
Ronald C. Nelson                            Director
Timothy Nelson                              Assistant Director - Marketing
Leon W. Nesbitt                             Vice President-Agency
Karen M. Niessing                           Director - Policyowner Services
Daniel J. O'Meara                           Director - Field Financial
Mary Joy O'Meara                            Assistant Director - Advanced Marketing
Kathleen A. Oman                            Associate Director - Information Systems
Thomas A. Pajewski                          Investment Research Officer
Arthur V. Panighetti                        Director - Tax Planning
Christen L. Partleton                       Associate Director - Policyowner Services
Jeffrey L. Pawlowski                        Assistant Director - Agency Development
David W. Perez                              Assistant General Counsel
Judith L. Perkins                           Assistant General Counsel & Assistant Secretary
Wilson D. Perry                             Assistant General Counsel & Assistant Secretary
Gary N. Peterson                            Actuary
John C. Peterson                            Director of Policyowner Services - West
Harvey W. Pogoriler                         Assistant General Counsel
Randolph R. Powell, M.D.                    Medical Director
Mark A. Prange                              Associate Director - Information Systems
Brian R. Pray                               Assistant Regional Director - New Business
Thomas O. Rabenn                            Assistant General Counsel & Assistant Secretary
David R. Remstad                            Senior Actuary
David R. Retherford                         Assistant Director of New Business - Central
Stephen M. Rhode                            Assistant Director - Qualified Benefits
Richard R. Richter                          Vice President
Daniel A. Riedl                             Assistant General Counsel
Marcia Rimai                                Vice President - Litigation Counsel
Kathleen M. Rivera                          Vice President - Insurance Counsel
Faith B. Rodenkirk                          Assistant Director - Group Marketing
James S. Rolfsmeyer                         Assistant Director - Information Systems
Lora A. Rosenbaum                           Director - New Business
Robert K. Roska                             Associate Director - Information Systems
Sue M. Roska                                Director - Systems and Services
Harry L. Ruppenthal                         Director of Policyowner Services - East

Stephen G. Ruys                             Assistant Director - Information Systems
Rose Kordich Sasich                         Assistant Director of Systems
Mary Ann Schachtner                         Director - Field Training & Development
Linda Ann Schaefer                          Assistant Director - Marketing
Timothy G. Schaefer                         Assistant Director - Investment Services Architecture
Thomas F. Scheer                            Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                            Associate Director
Jane A. Schiltz                             Vice President - Disability Income
Kathleen H. Schluter                        Assistant General Counsel & Assistant Secretary
Calvin R. Schmidt                           Associate Director - Information Systems
Rodd Schneider                              Assistant General Counsel & Assistant Secretary
Sarah R. Schneider                          Assistant Director - Corporate Project
John O. Schnorr                             Assistant Director
Margaret R. Schoewe                         Vice President - Information Systems
John F. Schroeder                           Associate Director of Field Office Real Estate
Donna L. Schwartz                           Assistant Director - Customer Service
Melva T. Seabron                            Director - Corporate Services
Norman W. Seguin, II                        Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                           Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                       Assistant Director - Agent Development
Janet Z. Silverman                          Director - New Business
Stephen M. Silverman                        Assistant General Counsel
David W. Simbro                             Managing Director - Life Marketing
Paul W. Skalecki                            Associate Actuary
Cynthia S. Slavik                           Assistant Director - Environmental Engineer
Landon T. Smith                             Assistant Director - Replacements
Mark W. Smith                               Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                        Investment Officer - Architecture
Steven W. Speer                             Director - Annuity & Mutual Fund Marketing
Robert J. Spellman, M.D.                    Vice President & Chief Medical Director
Steve P. Sperka                             Assistant Actuary
Mark A. Stalsberg                           Assistant Director - Agency
Barbara J. Stansberry                       Director - New Business
Bonnie L. Steindorf                         Director - Department Operations
Steven H. Steidinger                        Assistant Director - Marketing
Karen J. Stevens                            Assistant General Counsel & Assistant Secretary
Steven J. Stribling                         Associate Actuary
Stephen J. Strommen                         Associate Actuary
Theodore H. Strupp                          Assistant Director
Daniel J. Suprenant                         Director - Group Disability Marketing
Victoria A. Sweigart                        Human Resources Officer
Rachel L. Taknint                           Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                          Assistant Director - Tax Compliance
Paul B. Tews                                Director - Investment Planning
Deanna L. Tillisch                          Assistant Director - Media Relations
Susan M. Tompkins                           Director - Agency
Thomas W. Towers                            Associate Director - Public Relations
Gloria E. Tracy                             Assistant Director - Marketing
Linda K. Tredupp                            Assistant Director - Information Systems
Chris G. Trost                              Associate Actuary
Mark J. Van Cleave                          Assistant Director of Marketing Research
Michael T. Van Grinsven                     Assistant Director - Management Development
Mary Beth Van Groll                         Vice President - Information Systems

Gloria J. Venski                            Associate Director - Disability Benefits
Janine L. Wagner                            Assistant Director - Investment Services
Scott E. Wallace                            Assistant Director - Projects
Hal W. Walter                               Vice President
P. Andrew Ware                              Vice President
Mary L. Wehrle-Schnell                      Associate Director - Information Systems
Daniel T. Weidner                           Assistant Director - Information Systems
Joel S. Weiner                              Assistant Medical Director
Ronald J. Weir                              Associate Director - Information Systems
Kenneth R. Wentland                         Assistant Director of Policyowner Services - East
David B. Wescoe                             Vice President to President
Sandra D. Wesley                            Associate Director of Special Projects
Catherine A. Wilbert                        Assistant General Counsel & Assistant Secretary
David L. Wild                               Director - Corporate Services
Donald R. Wilkinson                         Vice President - Agency
Jeffrey B. Williams                         Risk Manager
John K. Wilson                              Director - Personal Markets
Penelope A. Woodcock                        Associate Director - Benefit Systems
Richard W. Woody                            Assistant Director - Agency
Stanford A. Wynn                            Assistant Director - Advanced Marketing
Catherine M. Young                          Assistant General Counsel & Assistant Secretary
Michael L. Youngman                         Vice President - Legislative Representative
James A. Youngquist                         Associate Actuary
Richard S. Zakrzewski                       Associate Research Officer
John Zao                                    Assistant Director - Information Systems
Diana M. Zawada                             Associate Director
Rick T. Zehner                              Director - Corporate Planning
Patricia A. Zimmermann                      Investment Officer - Real Estate Systems
Ray Zimmermann                              Director - LINK Information Network
Philip R. Zwieg                             Vice President - Technical Support
Robert E. Zysk                              Director - Tax Compliance


The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 1999 are set forth on pages C-10 and C-11. In addition to the subsidiaries set forth on pages C-10 and C-11, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:

         1.     NML Variable Annuity Account A
         2.     NML Variable Annuity Account B
         3.     NML Variable Annuity Account C
         4.     Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-10 as subsidiaries of Northwestern Mutual, are investment companies, registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                            NML CORPORATE STRUCTURE*
                            (AS OF DECEMBER 31, 1999)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
     General Account
     NML Variable Annuity Account A
     NML Variable Annuity Account B
     NML Variable Annuity Account C
     NML Group Annuity Separate Account
     NML Variable Life Account
     Eiger Corporation - 100%
     Frank Russell Company and its subsidiaries - 100%
     Bradford, Inc. - 100%
     NML/Tallahassee, Inc. - 100%
     Northwestern Investment Management Company - 100%
     Northwestern Mutual Las Vegas, Inc. - 100%
     Northwestern Long Term Care Insurance Company - 100%
     Northwestern International Holdings, Inc. - 100%
     Northwestern Foreign Holdings B.V. - 100%
     Saskatoon Centre, Limited - 100% (inactive)
     Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100% Russell Insurance Funds (and its 5 funds) - 70.8%
     Mason Street Funds, Inc. (and its 11 funds) - 77.03%
     MGIC Investment Corporation - 11%. MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
     Baird Financial Corporation - 80%. Baird Financial Corporation holds 80% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
     Northwestern Mutual Investment Services, LLC - 100%
     Northwestern Reinsurance
     Holdings N.V. - 100% Northwestern Financial Group LLC - 100% (inactive)
     NML - CBO, LLC - 49%

NML REAL ESTATE HOLDINGS, LLC - 100%
The Grand Avenue Corporation - 98.54%           Mitchell, Inc. - 100%
Marina Pacific, Ltd. - 100%                     Cass Corporation - 100%
Solar Resources, Inc. - 100%                    Burgundy, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)           Amber, Inc. - 100%
Summit Sports, Inc. - 100% (inactive)           Olive, Inc. - 100%
Greenway Sports, Inc. - 100% (inactive)         Bayridge, Inc. - 100%
RE Corporation - 100%                           Ryan, Inc. - 100%
INV Corp. - 100%                                Pembrook, Inc. - 100%
Buffalo Promotions, Inc. - 100% (inactive)      PBClub, Inc. - 100%
NW Greenway #1 - 100% (inactive)                Diversey, Inc. - 100%
NW Greenway #9 - 100% (inactive)                Larkin, Inc. - 100% (inactive)
Logan, Inc. - 100%                              Russet, Inc. - 100% (inactive)

* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power is controlled by NML.

                       NML CORPORATE STRUCTURE, CONTINUED*
                            (AS OF DECEMBER 31, 1999)

NML SECURITIES HOLDINGS, LLC-100%
    NW Pipeline, Inc. - 100%                                       Kristina International Sales, Inc. - 100%
    Painted Rock Development Corporation - 100%                    NML/Mid Atlantic, Inc. - 100%
    NML Development Corporation - 100%                             KerryAnne International Sales, Inc. - 100%
    Stadium and Arena Management, Inc. - 100%                      Regina International Sales, Inc. - 100%
    Carlisle Ventures, Inc. - 100%
    Park Forest Northeast, Inc. - 100%
    Travers International Sales, Inc. - 100%
    Highbrook International Sales, Inc. - 100%
    Elderwood International Sales, Inc. - 100%
    Mallon International Sales, Inc. - 100%
    Higgins, Inc. - 100%
    Hobby, Inc. - 100%
    Baraboo, Inc. - 100%
    Elizabeth International Sales, Inc. - 100%
    Sean International Sales, Inc. - 100%
    Alexandra International Sales, Inc. - 100%
    Brian International Sales, Inc. - 100%
    Jack International Sales, Inc. - 100%
    Brendan International Sales, Inc. - 100%
    Justin International FSC, Inc. - 100%
    Mason & Marshall, Inc. - 100%
    North Van Buren, Inc. - 100%
    Northwestern Mutual Life
      International, Inc. - 100%
    White Oaks, Inc. - 100%
    Hazel, Inc. - 100%
    Maroon, Inc. - 100%
    Coral, Inc. - 100%
    Lydell, Inc. - 100%
    Klode, Inc. - 100%
    Chateau, Inc. - 100% (inactive)
    Lake Bluff, Inc. - 100% (inactive)
    Nicolet, Inc. - 100% (inactive)
    Tupelo, Inc. - 100% (inactive)


* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power is controlled by NML.

Item 27. Number of Contract Owners

         As of February 29, 2000, 241,973 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 196,497 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 45,476 such contracts were not so issued.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b) The directors and officers of NMIS are as follows:

        Name                                                     Position
Maria J. Avila                                            Assistant Treasurer
Barbara Bay                                               Assistant Director, Equity Compliance, NMIS
                                                            Office of Supervisory Jurisdiction
Deborah A. Beck                                           Director and Vice President, Variable Life
                                                            Administration
William H. Beckley                                        Executive Vice President, Sales
Peter W. Bruce                                            Director
Thomas A. Carroll                                         Vice President - Common Stocks
Walter J. Chossek                                         Treasurer
Barbara E. Courtney                                       Assistant Treasurer
Jefferson V. De Angelis                                   Vice President - Fixed Income Securities
Mark G. Doll                                              Executive Vice President, Investment Advisory
                                                            Services
James R. Eben                                             Assistant Secretary
Richard L. Hall                                           Vice President, Variable Life Marketing
Lisa M. Heise                                             Assistant Director, Equity Compliance, NMIS
                                                            Office of Supervisory Jurisdiction
Laila V. Hick                                             Assistant Director, Equity Compliance, NMIS
                                                            Office of Supervisory Jurisdiction
Beatrice C. Kmiec                                         Assistant Vice President, Variable Life Administration
Merrill C. Lundberg                                       Secretary
Meridee J. Maynard                                        President and CEO
Allan J. McDonell                                         Vice President and Chief Compliance Officer
Ignatius L. Smetek                                        Vice President - Common Stocks
Leonard F. Stecklein                                      Vice President - Trust Services
Steven P. Swanson                                         Vice President

Carla A. Thoke                                            Director, Equity Compliance, NMIS Office of
                                                            Supervisory Jurisdiction
J. Edward Tippetts                                        Vice President, Sales Support
Julie Van Cleave                                          Vice President - Common Stocks
Patricia L. Van Kampen                                    Vice President - Common Stocks
William R. Walker                                         Vice President
Edward J. Zore                                            Director
Robert J. Ziegler                                         Assistant Treasurer

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 1999 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $21,569,657 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the

Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

         Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                   SIGNATURES

         As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 23rd day of March, 2000.


                                                  NML VARIABLE ANNUITY ACCOUNT B
                                                  (Registrant)

                                                  By  THE NORTHWESTERN MUTUAL LIFE
                                                      INSURANCE COMPANY
                                                  (Depositor)

Attest:  JOHN M. BREMER                           By:  JAMES D. ERICSON
         -----------------------------------           --------------------------------------
         John M. Bremer                                James D. Ericson, President
         Executive Vice President,                     and Chief Executive Officer
         General Counsel and Secretary
                                                  By  NORTHWESTERN MUTUAL
                                                      INVESTMENT SERVICES, LLC
                                                      (Depositor)

Attest:  MERRILL C. LUNDBERG                      By:  MERIDEE J. MAYNARD
         -----------------------------------           --------------------------------------
         Merrill C. Lundberg, Secretary                Meridee J. Maynard,  President and CEO

         As required by the Securities Act of 1933, this Amended Registration
Statement has been signed by the depositors on the 23rd day of March, 2000.

                                                  THE NORTHWESTERN MUTUAL LIFE
                                                  INSURANCE COMPANY
                                                  (Depositor)

Attest:  JOHN M. BREMER                           By:  JAMES D. ERICSON
         -----------------------------                 -------------------------------------
         John M. Bremer                                James D. Ericson, President and Chief
         Executive Vice President,                     Executive Officer
         General Counsel and Secretary
                                                  NORTHWESTERN MUTUAL INVESTMENT
                                                  SERVICES, LLC
                                                  (Depositor)

Attest:  MERRILL C. LUNDBERG                      By:  MERIDEE J. MAYNARD
         -----------------------------------           --------------------------------------
         Merrill C. Lundberg, Secretary                Meridee J. Maynard,  President and CEO

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                                            Title
---------                                            -----
JAMES D. ERICSON                        Trustee, President and
------------------------------          Principal Executive and                      Dated
James D. Ericson                        Financial Officer                       March 23, 2000

GARY E. LONG                                     Vice President, Controller
------------------------------                   and Principal Accounting
Gary E. Long                                     Officer

EDWARD J. ZORE                                   Trustee
------------------------------
Edward J. Zore


HAROLD B. SMITH*                                 Trustee
------------------------------
Harold B. Smith


J. THOMAS LEWIS*                                 Trustee
------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                         Trustee
------------------------------
Patricia Albjerg Graham


R. QUINTUS ANDERSON*                             Trustee
------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                               Trustee                              Dated
------------------------------------------                                      March  23, 2000
Stephen F. Keller


PIERRE S. du PONT*                               Trustee
------------------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                                  Trustee
------------------------------------------
J. E. Gallegos


KATHRYN D. WRISTON*                              Trustee
------------------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                               Trustee
------------------------------------------
Barry L. Williams


GORDON T. BEAHAM III*                            Trustee
------------------------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*                        Trustee
------------------------------------------
Daniel F. McKeithan, Jr.

EDWARD E. BARR*                                  Trustee
------------------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                              Trustee
------------------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*                          Trustee
------------------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE*                               Trustee                             Dated
------------------------------------------                                      March  23, 2000
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                             Trustee
------------------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                             Trustee
------------------------------------------
George A. Dickerman


GUY A. OSBORN*                                   Trustee
------------------------------------------
Guy A. Osborn


JOHN E. STEURI*                                  Trustee
------------------------------------------
John E. Steuri


STEPHEN N. GRAFF*                                Trustee
------------------------------------------
Stephen N. Graff


BARBARA A. KING*                                 Trustee
------------------------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                              Trustee
------------------------------------------
Timothy D. Proctor


PETER M. SOMMERHAUSER*                           Trustee
------------------------------------------
Peter M. Sommerhauser


*By:   JAMES D. ERICSON
       ------------------------------------------
       James D. Ericson, Attorney in Fact pursuant
       to the Power of Attorney previously filed on
       January 27, 2000

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 59 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT B


Exhibit Number                      Exhibit Name


Exhibit B(10)                       Consent of PricewaterhouseCoopers LLP